UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2021

AMT-Free    •    National

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator. Each adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2021

Eaton Vance

Municipal Income Funds

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2021

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	01/06/1998	03/16/1978	1.54%	4.09%	3.30%	5.34%
Class A with 4.75% Maximum Sales Charge	—	—	–3.27	–0.88	2.30	4.83

Class C at NAV	05/02/2006	03/16/1978	1.17	3.44	2.53	4.56
Class C with 1% Maximum Sales Charge	—	—	0.17	2.44	2.53	4.56

Class I at NAV	03/16/1978	03/16/1978	1.56	4.36	3.54	5.59

Bloomberg Barclays Municipal Bond Index	—	—	1.46%	5.51%	3.49%	4.53%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.92%	1.67%	0.67%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.75%	2.05%	3.01%
Taxable-Equivalent Distribution Rate				4.65	3.46	5.08

SEC 30-day Yield				0.81	0.17	1.09
Taxable-Equivalent SEC 30-day Yield				1.37	0.28	1.85

% Total Leverage[5]

Residual Interest Bond (RIB) Financing						5.15%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Municipal Income Fund

March 31, 2021

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	04/05/1994	12/19/1985	1.92%	6.13%	3.97%	5.86%
Class A with 4.75% Maximum Sales Charge	—	—	–2.92	1.06	2.96	5.35

Class C at NAV	12/03/1993	12/19/1985	1.54	5.34	3.20	5.08
Class C with 1% Maximum Sales Charge	—	—	0.54	4.34	3.20	5.08

Class I at NAV	07/01/1999	12/19/1985	2.05	6.39	4.23	6.13

Bloomberg Barclays Municipal Bond Index	—	—	1.46%	5.51%	3.49%	4.53%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.69%	1.44%	0.44%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.15%	1.38%	2.40%
Taxable-Equivalent Distribution Rate				3.63	2.33	4.05

SEC 30-day Yield				0.88	0.18	1.17
Taxable-Equivalent SEC 30-day Yield				1.48	0.30	1.97

% Total Leverage[5]

RIB Financing						2.70%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Funds

March 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

4

Eaton Vance

Municipal Income Funds

March 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 – March 31, 2021).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,015.40	$4.07	0.81%
Class C	$1,000.00	$1,011.70	$7.82	1.56%
Class I	$1,000.00	$1,015.60	$2.81	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.08	0.81%
Class C	$1,000.00	$1,017.20	$7.85	1.56%
Class I	$1,000.00	$1,022.10	$2.82	0.56%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.

5

Eaton Vance

Municipal Income Funds

March 31, 2021

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.20	$3.17	0.63%
Class C	$1,000.00	$1,015.40	$6.93	1.38%
Class I	$1,000.00	$1,020.50	$1.91	0.38%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.18	0.63%
Class C	$1,000.00	$1,018.10	$6.94	1.38%
Class I	$1,000.00	$1,023.00	$1.92	0.38%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.

6

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.1%

Texas Water Development Board, 3.00%, 10/15/38	$3,500	$3,909,045

		$3,909,045

Education — 5.4%

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):

4.00%, 7/1/38	$315	$376,791

4.00%, 7/1/39	380	452,861

4.00%, 7/1/42	860	1,017,698

5.00%, 7/1/32	175	229,150

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,757,100

Connecticut Health and Educational Facilities Authority, (Sacred Heart University):

4.00%, 7/1/45	875	988,111

5.00%, 7/1/40	900	1,115,919

District of Columbia, (KIPP DC):

4.00%, 7/1/39	100	111,310

4.00%, 7/1/44	100	110,330

4.00%, 7/1/49	135	148,219

Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	200	213,602

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,060,993

Pima County Community College District, AZ, 5.00%, 7/1/35	725	903,800

University of California, 5.25%, 5/15/35	3,555	4,067,453

Waco Education Finance Corp., TX, (Baylor University), 4.00%, 3/1/37	1,000	1,157,590

		$18,710,927

Electric Utilities — 3.8%

Long Island Power Authority, NY, Electric System Revenue:

1.00%, 9/1/25	$1,800	$1,819,044

5.00%, 9/1/37	2,000	2,588,640

Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,000	1,242,960

New York Power Authority:

4.00%, 11/15/45	2,285	2,654,530

4.00%, 11/15/50	715	826,133

Northern Municipal Power Agency, MN:

5.00%, 1/1/31	200	237,302

5.00%, 1/1/35	170	199,379

5.00%, 1/1/36	160	187,240

Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,250,419

		$13,005,647

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 5.8%

California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 8/15/21, 5.25%, 8/15/31	$1,325	$1,349,618

Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	1,185	1,275,013

New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,245,589

North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41	1,480	1,778,176

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,120,246

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	1,050	1,078,444

Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,994,840

West Virginia University, Prerefunded to 10/1/22, 5.00%, 10/1/31	3,000	3,218,640

		$20,060,566

General Obligations — 15.9%

California:

5.00%, 4/1/35	$2,125	$2,408,985

5.25%, 10/1/29	560	574,017

5.25%, 10/1/32	3,480	3,566,930

Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/41	1,000	1,107,680

Chicago Board of Education, IL:

5.00%, 12/1/21	230	236,964

5.00%, 12/1/42	260	269,651

5.00%, 12/1/44	1,405	1,607,854

Chicago, IL:

5.00%, 1/1/39	1,400	1,646,918

5.00%, 1/1/44	1,490	1,732,900

Corpus Christi Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/45	2,250	2,640,015

District of Columbia, 5.00%, 6/1/37(1)	7,000	8,590,120

Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,153,130

Foothill-De Anza Community College District, CA:

5.00%, 8/1/34	1,150	1,318,268

5.00%, 8/1/36	1,150	1,315,807

Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	606,372

Illinois:

4.00%, 6/1/33	1,000	1,082,680

4.00%, 11/1/40	1,000	1,087,690

5.00%, 5/1/35	2,000	2,165,440

5.50%, 5/1/39	205	252,392

5.75%, 5/1/45	210	261,419

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	$4,470	$5,008,814

Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,250	1,468,687

New York, NY, 4.00%, 8/1/42(1)	7,000	7,961,450

Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,196,454

Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,277,674

Union R-XI School District, MO, 5.00%, 3/1/38	2,100	2,429,280

University of Connecticut, 5.00%, 2/15/32	650	726,005

Washington, 5.00%, 6/1/38	710	919,471

		$54,613,067

Hospital — 10.1%

California Health Facilities Financing Authority, (St. Joseph Health System):

5.00%, 7/1/33	$1,720	$1,893,101

5.00%, 7/1/37	2,300	2,528,758

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,386,970

Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/37	1,250	1,430,325

Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,332,980

Delaware Health Facilities Authority, (Beebe Medical Center):

5.00%, 6/1/36	3,730	4,488,831

5.00%, 6/1/37	1,000	1,199,780

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	520	573,263

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,398,395

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,582,780

Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,891,900

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):

5.00%, 8/15/23(2)	500	525,880

5.00%, 8/15/24(2)	550	599,214

5.00%, 8/15/25(2)	500	562,050

5.00%, 8/15/26(2)	600	692,694

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,579,450

		$34,666,371

Security	Principal Amount (000’s omitted)	Value

Housing — 0.7%

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):

5.00%, 7/1/37	$500	$568,440

5.00%, 7/1/42	1,250	1,403,713

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000

		$2,257,153

Industrial Development Revenue — 0.2%

George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/36(2)	$715	$819,705

		$819,705

Insured – Education — 1.0%

Northern Illinois University, IL, (BAM), 5.00%, 4/1/31	$950	$1,203,546

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,750	2,259,722

		$3,463,268

Insured – Electric Utilities — 1.1%

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$2,503,523

Philadelphia, PA, Gas Works Revenue, (AGM), 4.00%, 8/1/45	1,000	1,144,550

		$3,648,073

Insured – Escrowed / Prerefunded — 1.9%

Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	$4,825	$5,117,636

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	1,560	1,559,267

		$6,676,903

Insured – General Obligations — 1.9%

Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$157,936

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	579,129

McCook, IL:

(AGM), 4.00%, 12/1/29	240	284,736

(AGM), 4.00%, 12/1/30	200	235,864

(AGM), 4.00%, 12/1/33	500	582,875

(AGM), 4.00%, 12/1/34	190	220,913

Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,688,880

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Yonkers, NY:

(AGM), 4.00%, 2/15/35	$800	$955,256

(AGM), 5.00%, 2/15/31	810	1,067,580

(AGM), 5.00%, 2/15/33	720	945,518

		$6,718,687

Insured – Lease Revenue / Certificates of Participation — 2.1%

Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$7,138,345

		$7,138,345

Insured – Other Revenue — 2.0%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$6,213,508

New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/38	555	592,352

		$6,805,860

Insured – Special Tax Revenue — 3.5%

Massachusetts, Dedicated Tax Revenue:

(NPFG), 5.50%, 1/1/27	$6,000	$7,417,320

(NPFG), 5.50%, 1/1/30	2,565	3,338,424

Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,253,395

		$12,009,139

Insured – Transportation — 8.6%

Chicago, IL, (O’Hare International Airport):

(AGM), 5.00%, 1/1/28	$1,000	$1,079,410

(AGM), 5.125%, 1/1/31	1,000	1,075,940

(AGM), 5.25%, 1/1/32	785	846,159

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,365,838

Metropolitan Transportation Authority, NY, Green Bonds:

(AGM), 4.00%, 11/15/46	1,195	1,336,954

(AGM), 5.00%, 11/15/44	1,705	2,056,400

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	14,586,550

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	5,276,650

		$29,623,901

Insured – Water and Sewer — 0.7%

Michigan Finance Authority, (Detroit Water and Sewerage Department):

(AGM), 5.00%, 7/1/32	$655	$746,006

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)

Michigan Finance Authority, (Detroit Water and Sewerage Department): (continued)

(AGM), 5.00%, 7/1/33	$565	$643,111

(AGM), 5.00%, 7/1/35	280	318,033

(AGM), 5.00%, 7/1/37	565	640,382

		$2,347,532

Lease Revenue / Certificates of Participation — 2.7%

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$1,820	$2,010,172

New Jersey Economic Development Authority, (School Facilities Construction):

4.00%, 6/15/34	500	576,315

4.00%, 6/15/35	400	459,708

4.00%, 6/15/38	600	682,140

4.00%, 6/15/39	650	737,392

4.00%, 6/15/40	700	792,715

4.00%, 6/15/46	315	351,871

5.00%, 6/15/37	3,000	3,629,610

		$9,239,923

Other Revenue — 0.4%

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	$1,200	$216,000

Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	1,090,790

		$1,306,790

Senior Living / Life Care — 3.6%

National Finance Authority, NH, (The Vista):

5.25%, 7/1/39(4)	$265	$262,218

5.625%, 7/1/46(4)	360	360,068

5.75%, 7/1/54(4)	775	777,193

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):

7.25%, 6/1/39	570	611,969

7.50%, 6/1/49	2,690	2,891,481

Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,765,603

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):

6.00%, 12/1/32	160	162,770

6.25%, 12/1/42	660	670,712

Washington Housing Finance Commission, (Horizon House):

5.00%, 1/1/32(4)	1,575	1,814,668

5.00%, 1/1/38(4)	2,325	2,642,432

9	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(4)	$245	$273,087

		$12,232,201

Special Tax Revenue — 5.5%

Connecticut, Special Tax Revenue, 4.00%, 5/1/36	$3,500	$4,079,985

Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,374,732

Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	115	127,140

New York City Transitional Finance Authority, NY, Future Tax Revenue:

4.00%, 11/1/38	2,490	2,871,543

4.00%, 5/1/41	3,500	4,008,550

New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/36	1,500	1,765,770

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/34	3,065	3,648,637

River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	930	935,134

		$18,811,491

Transportation — 14.4%

Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$1,550	$1,902,083

Chicago, IL, (O’Hare International Airport):

4.00%, 1/1/35	2,500	2,926,350

4.00%, 1/1/36	2,750	3,208,535

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):

5.25%, 11/1/30	1,100	1,231,329

5.25%, 11/1/31	1,455	1,626,734

Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,167,243

Memphis-Shelby County Airport Authority, TN:

4.00%, 7/1/37	500	581,305

4.00%, 7/1/38	375	435,338

4.00%, 7/1/39	500	578,310

Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	2,650	3,031,838

New Jersey Transportation Trust Fund Authority, (Transportation Program):

3.00%, 6/15/50	1,150	1,139,363

4.00%, 6/15/39	2,750	3,119,737

4.00%, 6/15/40	1,665	1,885,529

New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,843,872

New York Thruway Authority:

5.00%, 1/1/38	2,000	2,532,460

5.00%, 1/1/46	1,875	2,181,788

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

4.00%, 12/1/40	$3,000	$3,353,220

4.00%, 12/1/41	2,900	3,241,504

Philadelphia, PA, Airport Revenue, 4.00%, 7/1/40	5,000	5,701,150

San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,905,446

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):

4.00%, 12/31/37	275	315,865

4.00%, 12/31/38	510	584,067

4.00%, 12/31/39	265	302,760

5.00%, 12/31/35	355	443,274

Texas Transportation Commission, 0.00%, 8/1/40	1,000	470,300

		$49,709,400

Water and Sewer — 6.6%

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,678,574

Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/36	1,000	1,321,920

Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/32	1,375	1,684,939

New York City Municipal Water Finance Authority, NY, (Water and Sewer System):

4.00%, 6/15/41	4,000	4,643,280

5.00%, 6/15/48	4,400	5,272,916

San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/40	1,000	1,204,270

		$22,805,899

Total Tax-Exempt Municipal Obligations — 99.0% (identified cost $315,894,317)		$340,579,893

Other Assets, Less Liabilities — 1.0%		$3,598,399

Net Assets — 100.0%		$344,178,292

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	17.9%

California	12.2%

Texas	10.8%

Others, representing less than 10% individually	58.1%

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2021, 23.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 14.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued/delayed delivery security.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $6,129,666 or 1.8% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.2%

Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,736,400

Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 7/1/32	11,480	14,217,750

Iowa Finance Authority, (State Revolving Fund), 5.00%, 8/1/32	12,000	13,290,600

New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	12,330	15,529,142

Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	30,000	39,179,700

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	11,310	14,445,132

Texas Water Development Board, (State Revolving Fund), 4.00%, 8/1/36	3,000	3,662,970

Wisconsin, Environmental Improvement Fund Revenue, Green Bonds, 5.00%, 6/1/36	5,000	6,454,800

		$118,516,494

Cogeneration — 0.1%

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$3,663,079

		$3,663,079

Education — 5.6%

Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	$3,335	$4,196,997

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):

4.00%, 7/1/36	480	577,099

4.00%, 7/1/37	150	179,691

5.00%, 7/1/29	220	285,793

Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	5,000	6,310,800

District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,290	2,615,249

Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	400	427,204

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	2,245	2,617,176

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):

5.00%, 10/1/22	500	534,570

5.00%, 10/1/23	500	556,810

5.00%, 10/1/24	500	576,905

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Maryland Health and Higher Educational Facilities Authority, (Stevenson University):

4.00%, 6/1/36	$400	$455,124

4.00%, 6/1/38	500	564,805

4.00%, 6/1/40	500	560,570

4.00%, 6/1/46	1,000	1,106,900

5.00%, 6/1/28	200	246,114

5.00%, 6/1/30	350	439,289

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,855	22,873,755

Michigan State University, 5.00%, 2/15/31	1,200	1,535,304

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	4,370	5,442,354

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	19,045	23,685,314

New York Dormitory Authority, (Rockefeller University):

5.00%, 7/1/35	2,750	3,543,815

5.00%, 7/1/53	15,000	18,833,550

Purdue University, IN:

5.00%, 7/1/30	600	804,372

5.00%, 7/1/31	1,000	1,331,500

5.00%, 7/1/35	685	898,371

5.00%, 7/1/36	1,500	1,960,050

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	6,000	7,507,800

University of California:

5.25%, 5/15/36	5,720	6,540,763

5.25%, 5/15/37	13,000	14,856,660

5.25%, 5/15/38	7,700	8,797,173

Prerefunded to 5/15/24, 5.25%, 5/15/36	1,360	1,568,760

University of Virginia:

5.00%, 4/1/38	13,205	16,030,870

5.00%, 4/1/39	40,970	49,633,926

Waco Education Finance Corp., TX, (Baylor University), 4.00%, 3/1/36	1,000	1,160,980

		$209,256,413

Electric Utilities — 5.0%

Colorado Springs, CO, Utilities System Revenue:

4.00%, 11/15/36	$525	$640,999

4.00%, 11/15/37	650	790,881

Long Island Power Authority, NY, Electric System Revenue, 1.00%, 9/1/25	7,020	7,094,272

Los Angeles Department of Water & Power, CA, Power System Revenue:

5.00%, 7/1/38	6,130	7,821,328

5.00%, 7/1/42	1,870	2,274,126

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/45	$1,500	$1,842,030

New Smyrna Beach Utilities Commission, FL:

4.00%, 10/1/31	880	1,076,548

4.00%, 10/1/41	435	514,683

4.00%, 10/1/42	300	353,979

4.00%, 10/1/45	700	820,106

New York Power Authority, 4.00%, 11/15/55	21,925	25,234,359

Omaha Public Power District, NE, 5.00%, 2/1/39	10,805	12,483,341

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,954,175

Sacramento Municipal Utility District, CA:

5.00%, 8/15/35	1,000	1,321,960

5.00%, 8/15/37	8,800	11,549,736

5.00%, 8/15/38	11,000	14,393,500

Green Bonds, 4.00%, 8/15/40	6,200	7,440,682

San Antonio, TX, Electric and Gas Systems Revenue, 4.00%, 2/1/30	2,000	2,459,540

Utility Debt Securitization Authority, NY:

5.00%, 12/15/30(3)	22,500	25,301,025

5.00%, 12/15/31(3)	27,500	30,907,800

5.00%, 12/15/40	13,260	16,392,012

Series 2015, 5.00%, 12/15/33	10,000	11,959,500

		$189,626,582

Escrowed / Prerefunded — 5.2%

Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$860	$864,016

California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 8/15/21, 5.25%, 8/15/31	13,675	13,929,081

Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	2,340	3,052,764

Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	22,500	23,934,150

Detroit, MI, Water Supply System:

Prerefunded to 7/1/21, 5.00%, 7/1/41	2,185	2,210,652

Prerefunded to 7/1/21, 5.25%, 7/1/41	56,420	57,116,223

Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	8,090	8,580,659

New Jersey Turnpike Authority, Prerefunded to 7/1/24, 5.00%, 1/1/31	10,000	11,517,200

Oregon Department of Transportation, Prerefunded to 11/15/23, 5.00%, 11/15/38	250	281,445

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	9,930	10,199,004

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(3)	$37,000	$40,702,960

Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	10,793,915

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, Prerefunded to 9/1/22, 5.00%, 9/1/32	10,000	10,680,700

		$193,862,769

General Obligations — 22.4%

Allen Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/37	$800	$897,624

Anaheim Union High School District, CA, (Election of 2014):

4.00%, 8/1/30	2,070	2,440,282

4.00%, 8/1/31	2,295	2,690,681

Antelope Valley Community College District, CA, (Election of 2016), 4.00%, 8/1/45	2,500	2,930,100

Arlington County, VA, 5.00%, 8/1/29	7,580	10,023,489

Belmont, MA, 4.00%, 3/15/32	3,030	3,600,640

Cabrillo Unified School District, CA, (Election of 2018):

5.00%, 8/1/45	1,750	2,155,387

5.00%, 8/1/50	10,355	12,696,369

California:

0.50%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(4)	15,000	15,023,850

4.00%, 3/1/38	4,650	5,554,192

5.00%, 12/1/22	5,000	5,402,550

5.00%, 3/1/34	3,145	4,106,238

5.00%, 3/1/35	23,410	30,488,013

5.00%, 3/1/35	5,000	6,511,750

5.00%, 4/1/35	4,000	5,104,640

Centennial School District No. 28Jt, OR, 5.00%, 6/15/45	10,000	12,721,200

Chester County, PA:

4.00%, 7/15/39	500	586,025

4.00%, 7/15/40	500	585,135

Chicago Board of Education, IL:

5.00%, 12/1/21	1,980	2,039,954

5.00%, 12/1/22	400	427,692

5.00%, 12/1/30	1,435	1,786,417

5.00%, 12/1/42	2,770	2,872,822

5.00%, 12/1/44	15,110	17,291,582

Chicago, IL:

5.00%, 1/1/39	2,100	2,470,377

5.00%, 1/1/40	1,500	1,760,985

Clackamas Community College District, OR:

5.00%, 6/15/38	760	920,018

5.00%, 6/15/39	1,000	1,208,080

5.00%, 6/15/40	1,250	1,507,512

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Collin County Community College District, TX, 4.00%, 8/15/37	$1,000	$1,185,150

Collin County, TX, 4.00%, 2/15/36	5,705	6,756,888

Connecticut:

3.00%, 1/15/33	7,000	7,786,100

4.00%, 1/15/37	15,000	17,670,450

Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/37	3,000	3,699,750

Dallas Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/33	480	545,482

Dane County, WI:

2.00%, 4/1/27	3,405	3,654,791

2.00%, 4/1/28	1,235	1,322,450

2.00%, 4/1/29	230	245,146

2.00%, 4/1/30	190	201,560

Desert Community College District, CA, 5.00%, 8/1/37	5,350	6,330,922

District of Columbia:

5.00%, 10/15/30	4,000	5,194,960

5.00%, 10/15/32	10,000	12,907,500

Erie County, NY, 3.00%, 6/24/21	7,500	7,548,525

Forney Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/33	1,000	1,137,310

Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/45	2,765	3,294,525

Garden City Public Schools, MI:

4.00%, 5/1/43	1,560	1,830,457

5.00%, 5/1/32	430	561,210

5.00%, 5/1/33	1,345	1,747,949

5.00%, 5/1/35	1,060	1,368,704

5.00%, 5/1/37	815	1,044,830

5.00%, 5/1/39	900	1,151,424

5.00%, 5/1/46	3,505	4,442,342

Hall County School District, GA, 4.00%, 2/1/38	1,500	1,822,875

Hartford County Metropolitan District, CT:

5.00%, 7/15/23	1,000	1,105,870

5.00%, 7/15/24	1,000	1,145,650

Hawaii, 5.00%, 1/1/34	13,700	17,012,523

Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	5,196,935

Hermiston School District No. 8R, OR:

0.00%, 6/15/42	6,475	3,534,897

0.00%, 6/15/45	4,595	2,220,350

Hillsboro School District No. 1J, OR:

4.00%, 6/15/37	1,870	2,252,920

4.00%, 6/15/39	5,500	6,586,635

4.00%, 6/15/40	2,500	2,986,500

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Howard County, MD:

4.00%, 8/15/35	$2,065	$2,532,371

4.00%, 8/15/36	6,610	8,075,173

4.00%, 8/15/37	5,000	6,086,500

4.00%, 8/15/38	1,245	1,506,002

Hudsonville Public Schools, MI:

4.00%, 5/1/37	1,500	1,790,070

4.00%, 5/1/39	1,060	1,257,414

4.00%, 5/1/44	1,975	2,311,421

Illinois:

5.00%, 2/1/24	10,705	11,913,487

5.00%, 11/1/24	11,295	12,829,200

5.00%, 2/1/27	18,500	20,330,205

5.00%, 2/1/29	15,000	17,555,400

5.00%, 5/1/39	10,000	10,765,400

5.25%, 7/1/30	6,150	6,605,223

5.50%, 5/1/39	870	1,071,127

5.75%, 5/1/45	890	1,107,917

Issaquah School District No. 411, WA, 4.00%, 12/1/33	13,935	17,047,243

Johnson County, KS:

2.00%, 9/1/33	2,370	2,486,296

3.00%, 9/1/30	2,415	2,771,454

Kane, Cook and DuPage Counties School District No. 46, IL:

5.00%, 1/1/29	1,920	2,151,994

5.00%, 1/1/30	4,105	4,601,007

La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/49	970	1,108,681

Lake Washington School District No. 414, WA, 4.00%, 12/1/28	10,000	12,242,500

Lodi Unified School District, CA, (Election of 2016):

4.00%, 8/1/36	1,250	1,457,813

4.00%, 8/1/39	2,935	3,399,699

Lower Merion School District, PA, 4.00%, 11/15/28	2,000	2,473,360

Madison Metropolitan School District, WI, 4.00%, 3/1/30	2,450	3,024,892

Massachusetts:

5.00%, 7/1/35	10,000	11,721,900

5.00%, 3/1/37	10,900	12,200,588

Metropolitan Government of Nashville and Davidson County, TN, 3.00%, 1/1/33	5,000	5,699,900

Minneapolis-St. Paul Metropolitan Council, MN, 4.00%, 3/1/30	1,250	1,487,450

Mississippi, 4.00%, 6/1/33	1,000	1,228,820

Montgomery, AL:

3.00%, 12/1/24	500	545,260

3.00%, 12/1/25	500	553,775

5.00%, 12/1/26	500	618,560

5.00%, 12/1/27	500	632,020

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

New Jersey:

5.00%, 6/1/25	$5,000	$5,885,200

5.00%, 6/1/27	4,000	4,942,800

5.00%, 6/1/29	3,000	3,837,630

New York, NY:

4.00%, 8/1/38	6,530	7,537,318

4.00%, 8/1/42(3)	28,000	31,845,800

North Carolina, 5.00%, 6/1/30	10,000	13,084,500

Novi Community School District, MI:

5.00%, 5/1/41	1,100	1,389,355

5.00%, 5/1/42	1,700	2,140,827

5.00%, 5/1/43	1,150	1,444,757

Ocean City, NJ, 2.25%, 9/15/32	1,760	1,845,061

Ocean County, NJ, 3.00%, 8/1/33	3,330	3,755,208

Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/43	3,750	4,449,787

Park City, UT, 4.00%, 2/1/31	3,490	4,193,654

Piscataway Township, NJ:

2.00%, 10/15/36	1,600	1,625,632

3.00%, 10/15/32	1,610	1,838,797

Port of Houston Authority, TX, 3.00%, 10/1/39	1,325	1,461,767

Portland School District No. 1, OR, 4.00%, 6/15/32	3,945	4,860,358

Portland, OR:

2021 Series A, 5.00%, 6/1/26	2,665	3,264,971

2021 Series B, 5.00%, 6/1/26	975	1,194,502

Prosper Independent School District, TX, (PSF Guaranteed):

3.00%, 2/15/34	240	274,198

3.00%, 2/15/35	500	569,540

3.00%, 2/15/36	500	567,320

Richmond Community Schools, MI:

4.00%, 5/1/36	2,200	2,590,302

4.00%, 5/1/37	2,655	3,115,616

4.00%, 5/1/38	2,665	3,118,876

4.00%, 5/1/39	2,665	3,110,428

Riverside Unified School District, CA, (Election of 2016):

4.00%, 8/1/32	2,250	2,642,962

4.00%, 8/1/33	1,350	1,584,373

4.00%, 8/1/34	1,100	1,287,583

San Bernardino Community College District, CA, (Election of 2018):

4.00%, 8/1/38	675	780,374

4.00%, 8/1/39	600	692,250

San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 4.00%, 8/1/45	10,290	12,066,466

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

San Francisco Unified School District, CA, (Election of 2016):

4.00%, 6/15/33	$4,000	$4,715,800

4.00%, 6/15/36	3,000	3,507,390

Scottsdale, AZ, 4.00%, 7/1/31	1,120	1,398,040

St. Paul, MN, 5.00%, 3/1/22(5)	3,705	3,861,203

Tennessee, 5.00%, 9/1/28	3,000	3,784,740

Texas, (AMT), 4.50%, 8/1/28	1,585	1,962,943

Texas, (Texas Transportation Commission), Prerefunded to 10/1/24, 5.00%, 10/1/44	10,000	11,626,200

Virginia Beach, VA, 4.00%, 7/15/32	2,300	2,794,408

Walled Lake Consolidated School District, MI:

5.00%, 5/1/41	700	907,872

5.00%, 5/1/42	1,000	1,288,200

5.00%, 5/1/45	1,365	1,745,330

5.00%, 5/1/50	2,500	3,198,225

Washington:

5.00%, 2/1/33	13,140	14,751,752

5.00%, 8/1/34	12,915	17,002,468

5.00%, 6/1/36	6,280	8,017,676

5.00%, 8/1/36	13,010	17,015,389

5.00%, 2/1/37	3,695	4,766,809

5.00%, 8/1/38	25,430	33,042,979

5.00%, 2/1/39	1,445	1,676,417

5.00%, 6/1/39	2,125	2,744,012

5.00%, 6/1/41	2,000	2,568,740

Series 2021A, 5.00%, 8/1/35	20,890	27,422,303

Series R-2018D, 5.00%, 8/1/35	14,355	17,756,417

Washington County, OR, 4.00%, 3/1/30	1,000	1,146,760

West Linn-Wilsonville School District No. 3JT, OR:

0.00%, 6/15/40	1,200	744,984

0.00%, 6/15/41	1,500	898,980

West Sonoma County Union High School District, CA, (Election of 2018):

5.00%, 8/1/46	1,000	1,222,690

5.00%, 8/1/49	3,430	4,182,645

Wilmington, DE:

5.00%, 1/1/33	1,000	1,339,230

5.00%, 1/1/35	1,330	1,768,049

Wisconsin, 5.00%, 5/1/38	22,500	26,422,425

		$842,766,594

Hospital — 6.9%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/32	$2,250	$2,885,580

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Arlington County Industrial Development Authority, VA, (Virginia Hospital Center):

4.00%, 7/1/38	$1,000	$1,168,220

4.00%, 7/1/45	3,000	3,438,600

Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/47	510	511,607

Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	755	982,255

Bucks County Industrial Development Authority, PA, (Grand View Hospital), 4.00%, 7/1/46	4,000	4,253,880

California Health Facilities Financing Authority, (St. Joseph Health System):

5.00%, 7/1/33	17,530	19,294,219

5.00%, 7/1/37	25,465	27,997,749

Colorado Health Facilities Authority, (SCL Health System), 4.00%, 1/1/36	2,000	2,359,920

Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/34	2,455	2,792,440

DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	1,000	1,301,000

Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group):

4.00%, 11/15/36	425	505,516

4.00%, 11/15/41	590	691,002

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	4,340	4,784,546

Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/37	2,000	2,337,480

Hamilton County, OH, (UC Health), 5.00%, 9/15/50	8,000	9,785,360

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.82%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(4)	9,500	9,507,790

Illinois Finance Authority, (Presence Health Network):

5.00%, 2/15/26	7,500	9,042,225

5.00%, 2/15/33	1,500	1,806,525

Kentucky Economic Development Finance Authority, (CommonSpirit Health), 5.00%, 8/1/44	6,000	7,280,400

Medford Hospital Facilities Authority, OR, (Asante Health System):

4.00%, 8/15/50	2,000	2,259,200

5.00%, 8/15/45	3,000	3,758,640

Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/23	1,700	1,906,091

Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,505,558

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,468,942

Montana Facility Finance Authority, (SCL Health System), 4.00%, 1/1/38	2,150	2,519,994

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	$5,000	$6,009,550

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/38	3,400	3,971,200

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group):

4.00%, 7/1/50	5,330	6,084,302

4.00%, 7/1/53	10,000	11,343,600

North Carolina Medical Care Commission, (Rex Healthcare), 4.00%, 7/1/40	1,400	1,609,426

Oklahoma Development Finance Authority, (OU Medicine):

5.00%, 8/15/38	1,750	2,088,940

5.25%, 8/15/43	5,200	6,264,804

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,640,674

Oregon Health and Science University, 4.00%, 7/1/44	1,685	1,943,900

Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 4/15/45	3,250	3,745,072

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):

5.00%, 8/15/23(5)	500	525,880

5.00%, 8/15/24(5)	550	599,214

5.00%, 8/15/25(5)	500	562,050

5.00%, 8/15/26(5)	600	692,694

Public Finance Authority, WI, (Blue Ridge HealthCare):

5.00%, 1/1/36	470	589,883

5.00%, 1/1/37	500	625,335

Tampa, FL, (BayCare Health System), 5.00%, 11/15/46	10,500	12,160,785

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 4.00%, 12/1/34	2,685	3,191,418

University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	29,400,735

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/38	5,000	5,788,400

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,660,580

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	21,895	24,300,604

		$260,943,785

Housing — 0.4%

Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	$1,750	$2,059,855

Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.62%, (SIFMA + 0.55%), 11/1/23 (Put date), 11/1/48(4)	3,920	3,920,000

Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,638,723

		$16,618,578

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 2.4%

Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(2)	$1,000	$1,087,210

George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54(5)	3,690	4,101,804

Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	265	265,193

Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 0.87%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(4)	5,000	5,000,750

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 0.87%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(4)	10,000	10,003,300

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	14,570,536

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):

(AMT), 4.00%, 10/1/30	12,500	14,521,750

(AMT), 5.00%, 10/1/35	29,085	36,238,165

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(2)	3,685	4,196,073

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	540,056

		$90,524,837

Insured – General Obligations — 0.8%

Grandville Public Schools, MI:

(AGM), 4.00%, 5/1/35	$785	$934,244

(AGM), 4.00%, 5/1/36	1,045	1,238,168

(AGM), 4.00%, 5/1/37	1,000	1,179,560

(AGM), 4.00%, 5/1/38	1,000	1,175,120

(AGM), 4.00%, 5/1/39	1,000	1,170,710

(AGM), 4.00%, 5/1/40	650	759,753

Nassau County, NY, (AGM), 5.00%, 4/1/44	10,205	12,721,961

Santa Rosa High School District, CA, (Election of 2014), (AGM), 5.00%, 8/1/43	3,930	4,685,661

Ukiah Unified School District, CA, (Election of 2020):

(AGM), 5.00%, 8/1/38	1,330	1,632,987

(AGM), 5.00%, 8/1/45	2,000	2,418,780

(AGM), 5.00%, 8/1/49	2,250	2,712,870

		$30,629,814

Insured – Hospital — 0.1%

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/36	$1,700	$1,947,537

		$1,947,537

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 1.0%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$34,089,298

New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/26	1,000	1,200,660

New York City Industrial Development Agency, NY, (Yankee Stadium):

(AGM), 3.00%, 3/1/39	2,895	3,067,223

(AGM), 3.00%, 3/1/40	430	452,958

		$38,810,139

Insured – Special Tax Revenue — 0.5%

Massachusetts, Dedicated Tax Revenue:

(NPFG), 5.50%, 1/1/29	$11,000	$14,095,840

(NPFG), 5.50%, 1/1/30	3,080	4,008,713

		$18,104,553

Insured – Transportation — 2.3%

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$6,999,141

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	14,800	17,752,896

Metropolitan Transportation Authority, NY, Green Bonds:

(AGM), 4.00%, 11/15/46	5,970	6,679,176

(AGM), 4.00%, 11/15/48(3)	8,900	10,027,096

North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	43,840,836

		$85,299,145

Insured – Water and Sewer — 0.2%

Bloomington, IN, Sewage Works Revenue, Green Bonds:

(BAM), 4.00%, 1/1/32	$545	$664,883

(BAM), 4.00%, 1/1/33	580	706,620

(BAM), 4.00%, 1/1/34	500	605,925

(BAM), 4.00%, 1/1/35	375	452,295

(BAM), 4.00%, 1/1/36	375	451,054

(BAM), 4.00%, 1/1/37	625	748,775

(BAM), 4.00%, 1/1/38	725	865,650

(BAM), 4.00%, 1/1/39	1,000	1,189,160

		$5,684,362

Lease Revenue / Certificates of Participation — 2.7%

Florida Department of Transportation Financing Corp.:

3.00%, 7/1/31	$9,180	$10,570,035

3.00%, 7/1/32	10,000	11,461,300

3.00%, 7/1/33	10,000	11,399,900

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Gwinnett County Water and Sewerage Authority, GA, 3.00%, 8/1/31	$5,125	$5,924,859

Hillsborough County, FL, 4.00%, 8/1/31	4,760	5,819,576

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	2,420	2,672,866

Los Angeles County, CA, Tax and Revenue Anticipation Notes, 4.00%, 6/30/21	20,000	20,193,200

New Jersey Economic Development Authority, (Juvenile Justice Commission Facilities), 5.00%, 6/15/47	3,605	4,202,276

New Jersey Economic Development Authority, (School Facilities Construction):

4.00%, 6/15/37	1,800	2,052,918

5.00%, 6/15/34	8,460	10,337,528

5.00%, 6/15/35	13,300	16,202,459

5.00%, 6/15/39	2,165	2,625,842

		$103,462,759

Nursing Home — 0.1%

Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$4,940	$4,986,535

		$4,986,535

Other Revenue — 1.8%

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$250	$45,000

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	750	802,575

DuPage County, IL, (The Morton Arboretum), Green Bonds, 3.00%, 5/15/47	5,085	5,122,222

Kalispel Tribe of Indians, WA:

Series A, 5.25%, 1/1/38(2)	1,865	2,121,643

Series B, 5.25%, 1/1/38(2)	1,000	1,137,610

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	23,295	27,354,387

New York City Trust for Cultural Resources, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	4,625	6,229,598

Oregon, Lottery Revenue, 5.00%, 4/1/36	4,045	4,920,257

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	16,055	18,869,120

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.173%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(4)	1,000	1,004,090

		$67,606,502

Senior Living / Life Care — 0.7%

Clackamas County Hospital Facility Authority, OR, (Rose Villa):

5.25%, 11/15/50	$250	$267,850

5.375%, 11/15/55	300	321,933

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/48	$8,000	$9,044,320

Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	409	98,200

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	8,581,120

Rockville, MD, (Ingleside at King Farm):

5.00%, 11/1/31	1,010	1,076,933

5.00%, 11/1/32	525	558,878

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):

6.625%, 11/15/41	730	812,709

6.75%, 11/15/51	3,250	3,601,845

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.):

5.00%, 9/15/37	495	510,087

5.00%, 9/15/40	750	785,085

		$25,658,960

Special Tax Revenue — 7.0%

Connecticut, Special Tax Revenue, 4.00%, 5/1/39	$2,650	$3,059,452

District of Columbia, Income Tax Revenue:

4.00%, 5/1/45	6,500	7,646,470

5.00%, 3/1/39	5,060	6,500,481

Illinois Sports Facilities Authority:

5.00%, 6/15/29	2,250	2,705,963

5.00%, 6/15/30	1,200	1,426,140

Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	1,285	1,420,657

Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, 4.00%, 7/1/32	4,260	5,251,941

Nassau County Interim Finance Authority, NY, Sales Tax Revenue, 5.00%, 11/15/32	5,000	6,766,500

New River Community Development District, FL, (Capital Improvements):

5.00%, 5/1/13(6)	230	0

5.35%, 5/1/38(6)	80	0

5.75%, 5/1/38	355	357,922

New York City Transitional Finance Authority, NY, Future Tax Revenue:

4.00%, 11/1/35	11,380	13,505,898

4.00%, 8/1/38	5,000	5,740,250

4.00%, 5/1/42	5,695	6,285,742

5.00%, 8/1/35	10,485	12,847,375

5.00%, 5/1/36	4,050	4,984,294

5.00%, 5/1/39	9,240	11,176,519

2015 Series B, 5.00%, 8/1/39	4,585	5,205,442

2018 Series A, 5.00%, 8/1/39	11,845	14,419,274

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York Dormitory Authority, Personal Income Tax Revenue:

4.00%, 3/15/36	$18,500	$21,777,833

5.00%, 2/15/45	9,995	11,460,867

5.00%, 2/15/48	8,940	11,005,229

New York Dormitory Authority, Sales Tax Revenue:

5.00%, 3/15/36	7,840	9,493,534

5.00%, 3/15/40	10,000	11,992,900

(AMT), 5.00%, 3/15/27	1,620	2,001,494

(AMT), 5.00%, 3/15/28	1,705	2,154,694

(AMT), 5.00%, 3/15/29	1,790	2,276,898

(AMT), 5.00%, 3/15/31	970	1,216,710

(AMT), 5.00%, 3/15/32	2,070	2,585,368

New York State Urban Development Corp., Personal Income Tax Revenue:

4.00%, 3/15/35	10,000	11,754,400

4.00%, 3/15/38	6,790	7,918,226

5.00%, 3/15/35	12,000	14,172,840

5.00%, 3/15/41	10,000	12,303,500

Puerto Rico Sales Tax Financing Corp.:

4.329%, 7/1/40	5,536	5,935,810

4.784%, 7/1/58	2,219	2,406,727

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue:

4.00%, 7/1/37	3,075	3,569,337

4.00%, 7/1/38	7,495	8,681,009

Southern Hills Plantation I Community Development District, FL:

Series A1, 5.80%, 5/1/35	440	376,983

Series A2, 5.80%, 5/1/35	310	246,875

Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	918,988

Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(3)	10,000	11,407,100

		$264,957,642

Student Loan — 0.1%

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$3,880	$4,159,942

		$4,159,942

Transportation — 20.2%

Atlanta, GA, Airport Revenue:

(AMT), 4.00%, 7/1/34	$3,480	$4,015,050

(AMT), 4.00%, 7/1/36	5,000	5,734,700

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/35	$2,625	$3,277,444

Central Texas Regional Mobility Authority, 5.00%, 1/1/36(5)	500	641,065

Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,046,500

Chicago, IL, (Midway International Airport):

5.00%, 1/1/33	3,830	4,245,172

(AMT), 5.00%, 1/1/34	5,250	5,796,525

Chicago, IL, (O’Hare International Airport):

4.00%, 1/1/36	7,000	8,167,180

5.00%, 1/1/32	15,160	19,409,045

5.00%, 1/1/36	6,000	7,008,480

(AMT), 5.00%, 1/1/23	1,125	1,216,215

(AMT), 5.00%, 1/1/25	16,100	17,354,995

(AMT), 5.00%, 1/1/33	7,300	8,351,492

(AMT), 5.00%, 1/1/39	4,000	4,806,560

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):

4.00%, 11/1/34	9,895	11,888,348

4.00%, 11/1/35	1,105	1,323,204

5.25%, 11/1/31	10,395	11,621,922

(AMT), 5.25%, 11/1/30	11,015	12,258,153

Delaware River and Bay Authority of Delaware and New Jersey:

4.00%, 1/1/34	2,600	3,052,972

4.00%, 1/1/39	2,725	3,131,488

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	12,147,900

Florida Department of Transportation, Turnpike System Revenue:

3.00%, 7/1/33	6,420	7,194,380

4.00%, 7/1/32	6,170	7,618,778

Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(2)	15,685	15,469,331

Harris County, TX, Toll Road Revenue:

4.00%, 8/15/36	1,750	2,122,575

4.00%, 8/15/45	2,500	2,940,950

Hawaii, Airports System Revenue:

(AMT), 5.00%, 7/1/30	1,420	1,827,384

(AMT), 5.00%, 7/1/41	2,935	3,363,011

(AMT), 5.00%, 7/1/48	10,000	11,833,600

Hawaii, Harbor System Revenue, (AMT), 4.00%, 7/1/36	180	210,191

Houston, TX, Airport System Revenue:

(AMT), 4.00%, 7/1/35	1,500	1,733,445

(AMT), 4.00%, 7/1/36	2,000	2,302,680

19	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	$17,130	$20,373,565

Kansas Department of Transportation, 5.00%, 9/1/30	20,000	22,974,800

Los Angeles Department of Airports, CA, (Los Angeles International Airport):

(AMT), 5.00%, 5/15/24	1,200	1,366,944

(AMT), 5.00%, 5/15/26	1,335	1,613,895

(AMT), 5.00%, 5/15/33	5,000	6,193,650

(AMT), 5.00%, 5/15/40	6,000	6,894,060

(AMT), 5.00%, 5/15/41	9,000	10,419,120

Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	2,017,320

Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/24	1,500	1,721,655

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,202,418

Massachusetts Port Authority:

5.00%, 7/1/32	3,800	4,889,916

(AMT), 5.00%, 7/1/26	10,105	12,276,059

(AMT), 5.00%, 7/1/30	3,000	3,818,700

(AMT), 5.00%, 7/1/31	2,965	3,756,210

(AMT), 5.00%, 7/1/32	4,200	5,299,896

(AMT), 5.00%, 7/1/33	3,855	4,852,443

Memphis-Shelby County Airport Authority, TN:

(AMT), 5.00%, 7/1/35	3,440	4,156,724

(AMT), 5.00%, 7/1/36	3,200	3,855,360

Metropolitan Washington Airports Authority, D.C.:

(AMT), 5.00%, 10/1/28	4,500	5,148,405

(AMT), 5.00%, 10/1/32	10,000	11,878,600

(AMT), 5.00%, 10/1/42	2,000	2,371,320

Miami-Dade County, FL, Aviation Revenue:

(AMT), 4.00%, 10/1/44	5,000	5,579,550

(AMT), 5.00%, 10/1/33	23,250	26,427,810

(AMT), 5.00%, 10/1/36	9,125	10,378,957

(AMT), 5.00%, 10/1/38	1,935	2,344,872

(AMT), 5.00%, 10/1/40	26,730	31,702,315

(AMT), 5.00%, 10/1/41	2,320	2,791,958

Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/32	3,710	4,587,378

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/44	8,250	9,140,257

New Jersey Transportation Trust Fund Authority, (Transportation Program):

1.27%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(4)	2,275	2,276,684

4.00%, 6/15/36	6,635	7,479,370

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New Jersey Transportation Trust Fund Authority, (Transportation Program): (continued)

4.00%, 6/15/39	$8,000	$9,075,600

4.00%, 6/15/40	3,335	3,776,721

4.00%, 6/15/45	18,500	20,696,505

5.00%, 6/15/45	13,205	16,042,754

New Jersey Turnpike Authority:

Series 2015E, 5.00%, 1/1/31	2,680	3,091,621

Series 2017B, 5.00%, 1/1/31	3,560	4,387,380

New York Thruway Authority:

4.00%, 1/1/41	9,950	11,568,069

4.00%, 1/1/42	10,000	11,591,500

4.00%, 1/1/43	10,000	11,562,300

5.00%, 1/1/36	12,500	15,850,125

5.00%, 1/1/39	1,845	2,327,781

5.00%, 1/1/40	17,155	21,593,342

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):

(AMT), 5.00%, 7/1/41	1,705	1,911,612

(AMT), 5.00%, 7/1/46	14,325	16,017,212

(AMT), 5.25%, 1/1/50	1,180	1,329,943

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

5.00%, 12/1/25	800	939,192

5.00%, 12/1/26	1,000	1,203,860

5.00%, 12/1/34	1,750	2,172,013

5.00%, 12/1/35	2,225	2,767,678

(AMT), 5.00%, 12/1/25	1,100	1,283,227

(AMT), 5.00%, 12/1/30	1,710	2,156,549

(AMT), 5.00%, 12/1/34	2,150	2,664,259

North Texas Tollway Authority, 5.00%, 1/1/29	5,000	5,931,950

Port Authority of New York and New Jersey:

(AMT), 4.00%, 9/1/34	8,310	9,047,928

(AMT), 5.00%, 9/15/31	15,000	18,505,200

(AMT), 5.00%, 10/1/35	5,000	5,981,650

(AMT), 5.00%, 4/1/36	10,230	12,190,579

(AMT), 5.00%, 10/15/41(5)	2,500	3,100,375

Port of Seattle, WA:

(AMT), 5.00%, 4/1/23	2,000	2,173,720

(AMT), 5.00%, 4/1/24	2,165	2,438,461

(AMT), 5.00%, 4/1/25	1,500	1,742,580

Raleigh-Durham Airport Authority, NC, (AMT), Series 2020A, 5.00%, 5/1/36	1,000	1,272,100

Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/38	7,165	8,667,500

20	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

San Francisco City and County Airport Commission, CA, (San Francisco International Airport):

(AMT), 5.00%, 5/1/41	$25,630	$29,861,000

(AMT), 5.00%, 5/1/44	8,535	9,583,866

(AMT), 5.00%, 5/1/46	5,000	5,784,650

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):

4.00%, 12/31/37	2,230	2,561,378

4.00%, 12/31/38	4,140	4,741,252

4.00%, 12/31/39	2,140	2,444,929

5.00%, 12/31/35	2,885	3,602,384

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	12,635	15,101,984

		$761,643,675

Water and Sewer — 3.5%

Baltimore, MD, (Water Projects):

4.00%, 7/1/40	$470	$558,703

4.00%, 7/1/45	1,005	1,176,614

Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	2,000	2,458,480

East Bay Municipal Utility District, CA, Water System Revenue:

5.00%, 6/1/35	2,905	3,594,879

5.00%, 6/1/37	7,280	8,578,679

Green Bonds, 5.00%, 6/1/35	1,000	1,297,010

Green Bonds, 5.00%, 6/1/37	4,200	5,415,732

Eastern Municipal Water District Financing Authority, CA:

4.00%, 7/1/38	1,200	1,454,808

5.00%, 7/1/37	1,300	1,712,412

Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/34	1,750	2,123,398

Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/45	1,245	1,557,084

Great Lakes Water Authority, MI:

5.00%, 7/1/40	350	435,631

5.00%, 7/1/45	750	921,225

Horsham Water and Sewer Authority, PA:

4.00%, 11/15/31	300	364,803

4.00%, 11/15/32	275	333,135

4.00%, 11/15/33	275	331,108

4.00%, 11/15/34	335	402,034

4.00%, 11/15/35	230	275,317

4.00%, 11/15/36	360	428,551

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Madison Water and Wastewater Board, AL:

4.00%, 12/1/32	$335	$404,596

4.00%, 12/1/33	260	312,736

4.00%, 12/1/34	350	419,759

4.00%, 12/1/36	610	726,675

4.00%, 12/1/38	535	633,488

4.00%, 12/1/39	240	282,432

Metropolitan Water District of Southern California, 5.00%, 7/1/38	4,270	5,427,085

Michigan Finance Authority, (Detroit Water and Sewerage Department):

5.00%, 7/1/33	8,095	9,214,134

5.00%, 7/1/44	5	5,264

Missoula, MT, Water System Revenue:

4.00%, 7/1/37	600	700,368

5.00%, 7/1/33	565	708,934

5.00%, 7/1/35	1,135	1,416,684

5.00%, 7/1/36	800	995,592

New York City Municipal Water Finance Authority, NY, (Water and Sewer System):

4.00%, 6/15/24	2,755	3,074,993

5.00%, 6/15/35	3,955	4,711,829

5.00%, 6/15/48	12,960	15,531,134

Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 4/1/34	650	792,220

Orange County, FL, Water and Wastewater Utility Revenue, 5.00%, 10/1/38	10,060	13,239,664

Port St. Lucie, FL, Stormwater Utility Revenue:

4.00%, 5/1/37	500	584,780

4.00%, 5/1/38	1,000	1,167,090

4.00%, 5/1/39	1,075	1,251,053

Salt Lake City, UT, Public Utilities Revenue:

4.00%, 2/1/38	1,600	1,898,000

4.00%, 2/1/39	1,000	1,183,060

4.00%, 2/1/45	805	938,831

San Diego Public Facilities Financing Authority, CA, Water Revenue:

4.00%, 8/1/38	1,000	1,214,780

4.00%, 8/1/39	1,250	1,514,100

4.00%, 8/1/45	3,400	4,039,064

Sarasota County, FL, Utility System Revenue:

5.00%, 10/1/28	300	389,559

5.00%, 10/1/29	250	331,410

5.00%, 10/1/30	300	404,553

5.00%, 10/1/45	4,625	5,899,881

5.00%, 10/1/50	3,750	4,757,287

21	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Tarrant Regional Water District, TX, Prerefunded to 3/1/24, 5.00%, 3/1/30	$10,000	$11,371,100

Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/36	695	837,169

Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/31	1,085	1,308,857

		$131,107,764

Total Tax-Exempt Municipal Obligations — 92.2% (identified cost $3,281,128,645)		$3,469,838,460

Taxable Municipal Obligations — 4.2%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(7)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$4,942	$1,235,500

		$1,235,500

General Obligations — 1.1%

Bradley, IL, 2.45%, 12/15/36	$520	$502,570

Chicago, IL, 7.75%, 1/1/42	4,050	4,492,746

Detroit, MI, 2.96%, 4/1/27	1,000	989,700

Kauai County, HI:

1.18%, 8/1/26(5)	2,235	2,225,456

1.60%, 8/1/28(5)	320	317,539

1.875%, 8/1/29(5)	600	594,498

Lakeside School District No. 9, AR:

1.25%, 4/1/32	1,320	1,231,204

1.55%, 4/1/35	1,425	1,310,701

1.65%, 4/1/36	1,365	1,251,295

1.80%, 4/1/37	1,515	1,395,618

1.85%, 4/1/38	610	560,468

1.90%, 4/1/39	1,605	1,465,846

Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.302%, 8/1/36	1,405	1,371,533

Metropolitan Government of Nashville and Davidson County, TN, 1.486%, 7/1/31	2,840	2,714,472

New York, 1.50%, 3/15/26	19,870	20,255,081

Tustin Unified School District, CA, 2.254%, 8/1/36	1,155	1,129,140

		$41,807,867

Security	Principal Amount (000’s omitted)	Value

Hospital — 1.0%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$38,277,800

		$38,277,800

Insured – General Obligations — 0.3%

Bellwood, IL:

(AGM), 3.00%, 12/1/36(5)	$1,000	$1,005,960

(AGM), 3.07%, 12/1/37(5)	1,250	1,254,088

Sterling, IL, (BAM), 2.70%, 11/1/37	1,075	1,021,422

Westland, MI:

(BAM), 2.505%, 11/1/40	2,995	2,849,173

(BAM), 2.655%, 11/1/43	3,000	2,876,280

		$9,006,923

Insured – Special Tax Revenue — 0.0%(7)

St. Clair County Board of Education, AL, (BAM), 2.14%, 2/1/30(5)	$500	$498,140

		$498,140

Insured – Transportation — 1.3%

Alameda Corridor Transportation Authority, CA:

(AMBAC), 0.00%, 10/1/26	$22,500	$19,676,025

(AMBAC), 0.00%, 10/1/27	34,390	28,845,644

		$48,521,669

Senior Living / Life Care — 0.1%

Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23	$1,250	$1,257,000

		$1,257,000

Water and Sewer — 0.4%

Tarrant Regional Water District, TX:

1.70%, 9/1/33	$7,585	$7,266,885

2.00%, 9/1/36	9,010	8,678,522

		$15,945,407

Total Taxable Municipal Obligations — 4.2% (identified cost $148,123,437)		$156,550,306

Total Investments — 96.4% (identified cost $3,429,252,082)		$3,626,388,766

Other Assets, Less Liabilities — 3.6%		$134,684,639

Net Assets — 100.0%		$3,761,073,405

22	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	20.7%

California	13.9%

Others, representing less than 10% individually	61.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2021, 6.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.0% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $27,169,099 or 0.7% of the Fund’s net assets.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2021.

(5)	When-issued/delayed delivery security.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(7)	Amount is less than 0.05%.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation

Interest Rate Futures

U.S. Long Treasury Bond	(925)	Short	6/21/21	$(142,999,219)	$4,218,574

					$4,218,574

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Statements of Assets and Liabilities (Unaudited)

	March 31, 2021
Assets	AMT-Free Fund	National Fund

Investments —

Identified cost	$315,894,317	$3,429,252,082

Unrealized appreciation	24,685,576	197,136,684

Investments, at value	$340,579,893	$3,626,388,766

Cash	$23,124,311	$216,319,201

Deposits for derivatives collateral — financial futures contracts	—	3,700,000

Interest receivable	3,754,854	38,653,671

Receivable for investments sold	295,607	5,725,058

Receivable for Fund shares sold	333,683	8,389,629

Receivable for variation margin on open financial futures contracts	—	404,688

Total assets	$368,088,348	$3,899,581,013

Liabilities

Payable for floating rate notes issued	$18,762,702	$104,604,568

Payable for investments purchased	1,099,950	—

Payable for when-issued/delayed delivery securities	3,183,041	23,174,967

Payable for Fund shares redeemed	431,161	7,182,079

Distributions payable	122,004	1,136,494

Payable to affiliates:

Investment adviser fee	116,597	920,250

Distribution and service fees	42,607	425,718

Interest expense and fees payable	38,956	201,791

Accrued expenses	113,038	861,741

Total liabilities	$23,910,056	$138,507,608

Net Assets	$344,178,292	$3,761,073,405

Sources of Net Assets

Paid-in capital	$345,671,069	$3,700,838,419

Distributable earnings (accumulated loss)	(1,492,777)	60,234,986

Net Assets	$344,178,292	$3,761,073,405

Class A Shares

Net Assets	$159,878,031	$1,596,696,151

Shares Outstanding	17,268,649	154,888,622

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.26	$10.31

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.72	$10.82

Class C Shares

Net Assets	$10,024,641	$98,666,947

Shares Outstanding	1,088,976	9,572,202

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.21	$10.31

Class I Shares

Net Assets	$174,275,620	$2,065,710,307

Shares Outstanding	17,235,897	200,400,500

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.11	$10.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2021
Investment Income	AMT-Free Fund	National Fund

Interest	$5,955,246	$53,039,131

Total investment income	$5,955,246	$53,039,131

Expenses

Investment adviser fee	$696,020	$5,428,064

Distribution and service fees

Class A	201,224	2,033,888

Class C	58,828	553,895

Trustees’ fees and expenses	8,990	54,250

Custodian fee	43,540	335,404

Transfer and dividend disbursing agent fees	44,486	535,651

Legal and accounting services	34,002	86,576

Printing and postage	1,709	44,286

Registration fees	39,314	103,610

Interest expense and fees	86,817	330,256

Miscellaneous	23,188	109,858

Total expenses	$1,238,118	$9,615,738

Net investment income	$4,717,128	$43,423,393

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,293,199	$15,466,806

Financial futures contracts	—	7,340,050

Net realized gain	$1,293,199	$22,806,856

Change in unrealized appreciation (depreciation) —

Investments	$(1,018,209)	$166,759

Financial futures contracts	—	4,218,574

Net change in unrealized appreciation (depreciation)	$(1,018,209)	$4,385,333

Net realized and unrealized gain	$274,990	$27,192,189

Net increase in net assets from operations	$4,992,118	$70,615,582

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$4,717,128	$43,423,393

Net realized gain	1,293,199	22,806,856

Net change in unrealized appreciation (depreciation)	(1,018,209)	4,385,333

Net increase in net assets from operations	$4,992,118	$70,615,582

Distributions to shareholders —

Class A	$(2,295,165)	$(19,923,532)

Class C	(124,241)	(947,215)

Class I	(2,695,668)	(26,131,280)

Total distributions to shareholders	$(5,115,074)	$(47,002,027)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$17,360,930	$75,907,992

Class C	874,330	10,006,145

Class I	25,002,381	484,353,214

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,978,485	16,886,188

Class C	119,158	845,680

Class I	2,281,342	21,822,630

Cost of shares redeemed

Class A	(22,307,134)	(159,284,094)

Class C	(1,822,288)	(12,995,241)

Class I	(21,121,752)	(248,955,860)

Net asset value of shares converted

Class A	4,268,580	31,503,892

Class C	(4,268,580)	(31,503,892)

Net increase in net assets from Fund share transactions	$2,365,452	$188,586,654

Net increase in net assets	$2,242,496	$212,200,209

Net Assets

At beginning of period	$341,935,796	$3,548,873,196

At end of period	$344,178,292	$3,761,073,405

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Statements of Changes in Net Assets – continued

	Year Ended September 30, 2020
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$10,040,250	$87,611,878

Net realized gain (loss)	(778,647)	32,976,127

Net change in unrealized appreciation (depreciation)	(3,878,667)	(3,801,019)

Net increase in net assets from operations	$5,382,936	$116,786,986

Distributions to shareholders —

Class A	$(4,671,695)	$(44,576,688)

Class C	(421,058)	(3,225,704)

Class I	(5,343,767)	(45,916,178)

Total distributions to shareholders	$(10,436,520)	$(93,718,570)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$23,022,478	$191,525,800

Class C	2,632,842	28,102,719

Class I	148,037,705	1,035,176,603

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,121,688	37,938,752

Class C	351,377	2,661,618

Class I	3,986,156	38,645,320

Cost of shares redeemed

Class A	(20,744,572)	(255,941,582)

Class C	(6,017,910)	(46,493,384)

Class I	(124,755,998)	(632,198,120)

Net asset value of shares converted

Class A	1,573,683	26,478,940

Class C	(1,573,683)	(26,478,940)

Net increase in net assets from Fund share transactions	$30,633,766	$399,417,726

Net increase in net assets	$25,580,182	$422,486,142

Net Assets

At beginning of year	$316,355,614	$3,126,387,054

At end of year	$341,935,796	$3,548,873,196

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights

	AMT-Free Fund — Class A

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.250		$9.250	$8.870	$9.130	$9.430	$9.210

Income (Loss) From Operations

Net investment income(1)	$0.122		$0.274	$0.317	$0.336	$0.351	$0.358

Net realized and unrealized gain (loss)	0.021		0.011 (2)	0.381	(0.262)	(0.298)	0.218

Total income from operations	$0.143		$0.285	$0.698	$0.074	$0.053	$0.576

Less Distributions

From net investment income	$(0.133)		$(0.285)	$(0.318)	$(0.334)	$(0.353)	$(0.356)

Total distributions	$(0.133)		$(0.285)	$(0.318)	$(0.334)	$(0.353)	$(0.356)

Net asset value — End of period	$9.260		$9.250	$9.250	$8.870	$9.130	$9.430

Total Return(3)	1.54	%(4)	3.12%	8.02%	0.83%	0.64%	6.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$159,878		$158,729	$150,853	$139,623	$155,589	$198,762

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.76	%(5)	0.78%	0.81%	0.81%	0.82%	0.81%

Interest and fee expense(6)	0.05	%(5)	0.14%	0.23%	0.24%	0.16%	0.10%

Total expenses	0.81	%(5)	0.92%	1.04%	1.05%	0.98%	0.91%

Net investment income	2.62	%(5)	2.97%	3.51%	3.74%	3.86%	3.81%

Portfolio Turnover	13	%(4)	58%	33%	18%	33%	21%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	AMT-Free Fund — Class C

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.200		$9.200	$8.820	$9.080	$9.380	$9.160

Income (Loss) From Operations

Net investment income(1)	$0.088		$0.204	$0.249	$0.267	$0.281	$0.286

Net realized and unrealized gain (loss)	0.020		0.011 (2)	0.380	(0.262)	(0.298)	0.218

Total income (loss) from operations	$0.108		$0.215	$0.629	$0.005	$(0.017)	$0.504

Less Distributions

From net investment income	$(0.098)		$(0.215)	$(0.249)	$(0.265)	$(0.283)	$(0.284)

Total distributions	$(0.098)		$(0.215)	$(0.249)	$(0.265)	$(0.283)	$(0.284)

Net asset value — End of period	$9.210		$9.200	$9.200	$8.820	$9.080	$9.380

Total Return(3)	1.17	%(4)	2.36%	7.24%	0.06%	(0.12)%	5.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,025		$15,094	$19,715	$32,545	$39,099	$45,606

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.51	%(5)	1.53%	1.56%	1.56%	1.57%	1.56%

Interest and fee expense(6)	0.05	%(5)	0.14%	0.23%	0.24%	0.16%	0.10%

Total expenses	1.56	%(5)	1.67%	1.79%	1.80%	1.73%	1.66%

Net investment income	1.90	%(5)	2.23%	2.78%	2.99%	3.11%	3.06%

Portfolio Turnover	13	%(4)	58%	33%	18%	33%	21%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	AMT-Free Fund — Class I

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.110		$10.100	$9.680	$9.970	$10.300	$10.060

Income (Loss) From Operations

Net investment income(1)	$0.146		$0.323	$0.370	$0.391	$0.407	$0.415

Net realized and unrealized gain (loss)	0.011		0.023 (2)	0.422	(0.292)	(0.327)	0.240

Total income from operations	$0.157		$0.346	$0.792	$0.099	$0.080	$0.655

Less Distributions

From net investment income	$(0.157)		$(0.336)	$(0.372)	$(0.389)	$(0.410)	$(0.415)

Total distributions	$(0.157)		$(0.336)	$(0.372)	$(0.389)	$(0.410)	$(0.415)

Net asset value — End of period	$10.110		$10.110	$10.100	$9.680	$9.970	$10.300

Total Return(3)	1.56	%(4)	3.48%	8.34%	1.02%	0.87%	6.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$174,276		$168,113	$145,788	$132,313	$154,177	$154,458

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.51	%(5)	0.53%	0.56%	0.56%	0.57%	0.56%

Interest and fee expense(6)	0.05	%(5)	0.14%	0.23%	0.24%	0.16%	0.10%

Total expenses	0.56	%(5)	0.67%	0.79%	0.80%	0.73%	0.66%

Net investment income	2.87	%(5)	3.21%	3.76%	3.98%	4.09%	4.04%

Portfolio Turnover	13	%(4)	58%	33%	18%	33%	21%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	National Fund — Class A

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.240		$10.140	$9.650	$9.930	$10.170	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.116		$0.265	$0.322	$0.350	$0.366	$0.385

Net realized and unrealized gain (loss)	0.080		0.119	0.491	(0.277)	(0.242)	0.357

Total income from operations	$0.196		$0.384	$0.813	$0.073	$0.124	$0.742

Less Distributions

From net investment income	$(0.126)		$(0.284)	$(0.323)	$(0.353)	$(0.364)	$(0.382)

Total distributions	$(0.126)		$(0.284)	$(0.323)	$(0.353)	$(0.364)	$(0.382)

Net asset value — End of period	$10.310		$10.240	$10.140	$9.650	$9.930	$10.170

Total Return(2)	1.92	%(3)	3.84%	8.57%	0.76%	1.31%	7.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,596,696		$1,620,505	$1,605,407	$1,419,239	$1,600,127	$1,857,375

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.61	%(4)	0.64%	0.68%	0.69%	0.68%	0.67%

Interest and fee expense(5)	0.02	%(4)	0.05%	0.12%	0.19%	0.16%	0.12%

Total expenses	0.63	%(4)	0.69%	0.80%	0.88%	0.84%	0.79%

Net investment income	2.25	%(4)	2.61%	3.26%	3.58%	3.71%	3.83%

Portfolio Turnover	33	%(3)	105%	89%	67%	70%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	National Fund — Class C

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.240		$10.140	$9.650	$9.930	$10.170	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.078		$0.190	$0.252	$0.276	$0.292	$0.310

Net realized and unrealized gain (loss)	0.080		0.119	0.488	(0.276)	(0.242)	0.357

Total income from operations	$0.158		$0.309	$0.740	$—	$0.050	$0.667

Less Distributions

From net investment income	$(0.088)		$(0.209)	$(0.250)	$(0.280)	$(0.290)	$(0.307)

Total distributions	$(0.088)		$(0.209)	$(0.250)	$(0.280)	$(0.290)	$(0.307)

Net asset value — End of period	$10.310		$10.240	$10.140	$9.650	$9.930	$10.170

Total Return(2)	1.54	%(3)	3.08%	7.77%	0.01%	0.56%	6.88%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$98,667		$131,330	$172,417	$363,026	$462,269	$576,664

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.36	%(4)	1.39%	1.43%	1.44%	1.43%	1.42%

Interest and fee expense(5)	0.02	%(4)	0.05%	0.12%	0.19%	0.16%	0.12%

Total expenses	1.38	%(4)	1.44%	1.55%	1.63%	1.59%	1.54%

Net investment income	1.51	%(4)	1.87%	2.57%	2.83%	2.96%	3.08%

Portfolio Turnover	33	%(3)	105%	89%	67%	70%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	National Fund — Class I

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.240		$10.140	$9.650	$9.930	$10.170	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.129		$0.289	$0.341	$0.374	$0.390	$0.410

Net realized and unrealized gain (loss)	0.080		0.120	0.495	(0.277)	(0.241)	0.357

Total income from operations	$0.209		$0.409	$0.836	$0.097	$0.149	$0.767

Less Distributions

From net investment income	$(0.139)		$(0.309)	$(0.346)	$(0.377)	$(0.389)	$(0.407)

Total distributions	$(0.139)		$(0.309)	$(0.346)	$(0.377)	$(0.389)	$(0.407)

Net asset value — End of period	$10.310		$10.240	$10.140	$9.650	$9.930	$10.170

Total Return(2)	2.05	%(3)	4.10%	8.83%	1.01%	1.56%	7.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,065,710		$1,797,038	$1,348,563	$756,446	$777,063	$701,153

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.36	%(4)	0.39%	0.43%	0.44%	0.43%	0.42%

Interest and fee expense(5)	0.02	%(4)	0.05%	0.12%	0.19%	0.16%	0.12%

Total expenses	0.38	%(4)	0.44%	0.55%	0.63%	0.59%	0.54%

Net investment income	2.50	%(4)	2.85%	3.45%	3.83%	3.95%	4.09%

Portfolio Turnover	33	%(3)	105%	89%	67%	70%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2021, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

34

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2021. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2021, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$18,762,702	$104,604,568

Interest Rate or Range of Interest Rates (%)	0.10	0.10 - 0.17

Collateral for Floating Rate Notes Outstanding	$30,809,594	$150,191,781

For the six months ended March 31, 2021, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$24,508,516	$104,175,000

Average Interest Rate	0.71%	0.64%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2021.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior

35

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2020, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	AMT-Free Fund	National Fund

Deferred capital losses:

Short-term	$15,794,902	$111,957,326

Long-term	$12,845,489	$54,324,542

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$297,035,754	$3,323,059,637

Gross unrealized appreciation	$26,996,924	$228,829,310

Gross unrealized depreciation	(2,215,487)	(25,886,175)

Net unrealized appreciation	$24,781,437	$202,943,135

36

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM and BMR became indirect, wholly-owned subsidiaries of Morgan Stanley. In connection with the Transaction, AMT-Free Fund entered into a new investment advisory agreement with EVM and National Fund entered into a new investment advisory agreement with BMR (the “New Agreements”), which took effect on March 1, 2021. Pursuant to the New Agreements (and each Fund’s investment advisory agreement with EVM or BMR, as applicable, in effect prior to March 1, 2021), the fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million but less than $1 billion	0.275	2.75

$1 billion but less than $1.5 billion	0.250	2.50

$1.5 billion but less than $2 billion	0.225	2.25

$2 billion but less than $3 billion	0.200	2.00

$3 billion and over	0.175	1.75

For the six months ended March 31, 2021, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$696,020	$5,428,064

Effective Annual Rate	0.40%	0.29%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2021 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$448	$1,732

EVD’s Class A Sales Charges	$5,368	$56,538

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution

37

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2021 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$201,224	$2,033,888

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2021, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class C Distribution Fees	$44,121	$415,421

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2021 amounted to the following:

	AMT-Free Fund	National Fund

Class C Service Fees	$14,707	$138,474

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2021, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$19,000	$49,000

Class C	$—	$6,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2021 were as follows:

	AMT-Free Fund	National Fund

Purchases	$44,833,078	$1,181,547,803

Sales	$70,489,629	$1,246,421,297

38

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Six Months Ended March 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	1,854,358	93,904	2,454,181

Issued to shareholders electing to receive payments of distributions in Fund shares	212,544	12,883	224,426

Redemptions	(2,408,979)	(197,192)	(2,076,310)

Converted from Class C shares	458,442	—	—

Converted to Class A shares	—	(460,988)	—

Net increase (decrease)	116,365	(551,393)	602,297

	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	2,489,112	286,876	14,620,548

Issued to shareholders electing to receive payments of distributions in Fund shares	446,020	38,242	394,814

Redemptions	(2,260,135)	(657,145)	(12,811,555)

Converted from Class C shares	169,973	—	—

Converted to Class A shares	—	(170,955)	—

Net increase (decrease)	844,970	(502,982)	2,203,807

National Fund
	Six Months Ended March 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	7,335,291	968,251	46,844,706

Issued to shareholders electing to receive payments of distributions in Fund shares	1,634,968	81,945	2,112,739

Redemptions	(15,403,250)	(1,259,077)	(24,086,871)

Converted from Class C shares	3,045,621	—	—

Converted to Class A shares	—	(3,045,646)	—

Net increase (decrease)	(3,387,370)	(3,254,527)	24,870,574

	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	18,938,747	2,768,098	102,367,062

Issued to shareholders electing to receive payments of distributions in Fund shares	3,734,240	262,024	3,801,170

Redemptions	(25,343,714)	(4,575,561)	(63,630,096)

Converted from Class C shares	2,628,910	—	—

Converted to Class A shares	—	(2,628,854)	—

Net increase (decrease)	(41,817)	(4,174,293)	42,538,136

39

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2021 is included in the Portfolio of Investments. At March 31, 2021, National Fund had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2021, National Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2021 were as follows:

	National Fund

Asset Derivative:

Futures Contracts	$4,218,574	(1)

Total	$4,218,574

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2021 was as follows:

	National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$7,340,050	(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$4,218,574	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended March 31, 2021, which is indicative of the volume of this derivative type, was approximately as follows:

National Fund

Average Notional Cost:

Futures Contracts — Short	$64,347,000

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2021.

40

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$340,579,893	$—	$340,579,893

Total Investments	$—	$340,579,893	$—	$340,579,893

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$3,469,838,460	$—	$3,469,838,460

Taxable Municipal Obligations	—	156,550,306	—	156,550,306

Total Investments	$—	$3,626,388,766	$—	$3,626,388,766

Futures Contracts	$4,218,574	$—	$—	$4,218,574

Total	$4,218,574	$3,626,388,766	$—	$3,630,607,340

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

41

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)
For	Against	Abstain(2)	Broker Non-Votes(2)

18,083,259.880	192,493.549	1,345,470.082	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

42

Eaton Vance

National Municipal Income Fund

March 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance National Municipal Income Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)
For	Against	Abstain(2)	Broker Non-Votes(2)

188,593,250.606	3,531,690.600	8,687,727.272	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

43

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance National Municipal Income Fund and Eaton Vance AMT-Free Municipal Income Fund.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance National Municipal Income Fund	Boston Management and Research	None

Eaton Vance AMT-Free Municipal Income Fund	Eaton Vance Management	None

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

44

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

45

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

46

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any

47

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

48

Eaton Vance

Municipal Income Funds

March 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

49

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

50

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

51

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.21

Eaton Vance

Core Plus Bond Fund

Semiannual Report

March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2021

Eaton Vance

Core Plus Bond Fund

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Performance1,2

Portfolio Managers Matthew T. Buckley, CFA, John H. Croft, CFA and Vishal Khanduja, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	11/17/2009	11/17/2009	4.69%	17.90%	5.86%	5.86%
Class A with 4.75% Maximum Sales Charge	—	—	–0.29	12.34	4.83	5.35
Class C at NAV	11/17/2009	11/17/2009	4.21	17.04	5.08	5.08
Class C with 1% Maximum Sales Charge	—	—	3.21	16.04	5.08	5.08
Class I at NAV	11/17/2009	11/17/2009	4.82	18.21	6.13	6.12

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	–2.73%	0.71%	3.10%	3.44%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				0.85%	1.60%	0.60%
Net				0.74	1.49	0.49

Fund Profile

Credit Quality (% of bond holdings)4

Asset Allocation (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective May 1, 2015, the Fund changed its investment objective and policies. Prior to May 1, 2015, the Fund invested primarily in Build America Bonds. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[5]	Other, if any, represents any investment type less than 1% of total investments.

Fund profile subject to change due to active management.

3

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 – March 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,046.90	$3.78	**	0.74%
Class C	$1,000.00	$1,042.10	$7.59	**	1.49%
Class I	$1,000.00	$1,048.20	$2.50	**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.73	**	0.74%
Class C	$1,000.00	$1,017.50	$7.49	**	1.49%
Class I	$1,000.00	$1,022.50	$2.47	**	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 15.4%
Security	Principal Amount (000’s omitted)	Value

Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,084	$2,922,154

ARI Fleet Lease Trust, Series 2018-B, Class A2, 3.22%, 8/16/27(1)	240	241,383

Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	1,224	1,241,586

Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	7,066	7,099,761

Conn’s Receivables Funding, LLC:

Series 2019-A, Class A, 3.40%, 10/16/23(1)	67	66,910

Series 2019-A, Class B, 4.36%, 10/16/23(1)	979	983,382

Series 2019-B, Class B, 3.62%, 6/17/24(1)	3,672	3,688,815

Series 2020-A, Class B, 4.27%, 6/16/25(1)	2,995	3,026,823

Series 2020-A, Class C, 4.20%, 6/16/25(1)	3,369	3,383,450

DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51(1)	417	414,611

Driven Brands Funding, LLC, Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	4,631	4,821,014

ExteNet LLC:

Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	2,475	2,556,573

Series 2019-1A, Class B, 4.14%, 7/26/49(1)	2,730	2,834,627

Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,090	2,187,617

Falcon Aerospace, Ltd.:

Series 2019-1, Class B, 4.791%, 9/15/39(1)	4,427	4,281,322

Series 2019-1, Class C, 6.656%, 9/15/39(1)	2,767	2,509,564

FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	2,786	2,809,180

Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	170	172,504

Helios Issuer, LLC:

Series 2017-1A, Class C, 8.00%, 9/20/49(1)	4,937	5,046,321

Series 2018-1A, Class B, 7.71%, 7/20/48(1)	1,573	1,645,421

Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	2,170	2,172,700

Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,226	1,261,948

LL ABS Trust:

Series 2019-1A, Class A, 2.87%, 3/15/27(1)	641	643,108

Series 2020-1A, Class A, 2.33%, 1/17/28(1)	285	287,084

Lunar Aircraft, Ltd.:

Series 2020-1A, Class B, 4.335%, 2/15/45(1)	711	689,034

Series 2020-1A, Class C, 6.413%, 2/15/45(1)	267	221,815

Marlette Funding Trust, Series 2020-2A, Class B, 1.83%, 9/16/30(1)	1,305	1,316,686

MelTel Land Funding, LLC, Series 2019-1A, Class B, 4.701%, 4/15/49(1)	515	543,746

Security	Principal Amount (000’s omitted)	Value

Mosaic Solar Loan Trust:

Series 2019-2A, Class B, 3.28%, 9/20/40(1)	$3,090	$3,211,436

Series 2020-1A, Class C, 4.47%, 4/20/46(1)	1,630	1,678,711

MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	524	533,167

Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,505	2,526,298

Planet Fitness Master Issuer, LLC:

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	3,608	3,624,618

Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,410	2,316,956

ServiceMaster Funding, LLC:

Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	670	687,820

Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	784	805,315

SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,750	4,920,451

Small Business Lending Trust:

Series 2019-A, Class A, 2.85%, 7/15/26(1)	689	687,868

Series 2020-A, Class A, 2.62%, 12/15/26(1)	716	718,460

Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	4,759	4,952,272

Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 5/15/28(1)	460	460,476

Stack Infrastructure Issuer, LLC:

Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	5,909	6,305,344

Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	1,135	1,171,423

Sunnova Helios II Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,094	1,060,842

Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	1,034	1,041,695

Upgrade Receivables Trust, Series 2018-1A, Class C, 5.17%, 11/15/24(1)	108	107,998

Vantage Data Centers Issuer, LLC:

Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	977	1,027,830

Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,935	2,890,068

Willis Engine Structured Trust:

Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,698	1,401,442

Series 2020-A, Class C, 6.657%, 3/15/45(1)	825	574,080

Total Asset-Backed Securities (identified cost $101,174,927)		$101,773,709

Collateralized Mortgage Obligations — 3.7%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2018-DNA1, Class M2, 1.909%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	$3,792	$3,773,479

Series 2018-DNA1, Class M2AT, 1.159%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	1,884	1,880,106

5	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)

Series 2019-DNA3, Class M2, 2.159%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	$5,340	$5,338,481

Series 2019-DNA4, Class M2, 2.059%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	1,861	1,863,358

Series 2019-HQA1, Class M2, 2.459%, (1 mo. USD LIBOR + 2.35%), 2/25/49(1)(2)	3,258	3,269,691

		$16,125,115

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2014-C03, Class 1M2, 3.109%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	$3,470	$3,429,510

Series 2018-C06, Class 1M2, 2.109%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	1,282	1,278,561

Series 2018-R07, Class 1M2, 2.509%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	1,936	1,943,181

Series 2019-R02, Class 1M2, 2.409%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	1,283	1,287,083

Series 2019-R05, Class 1M2, 2.109%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	747	749,646

		$8,687,981

Total Collateralized Mortgage Obligations (identified cost $24,521,882)		$24,813,096

Commercial Mortgage-Backed Securities — 12.9%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust:

Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	$7,255	$6,085,963

Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	7,215	5,800,204

CFCRE Commercial Mortgage Trust:

Series 2016-C3, Class D, 3.052%, 1/10/48(1)(3)	1,500	1,125,963

Series 2016-C7, Class D, 4.428%, 12/10/54(1)(3)	1,725	1,562,195

Citigroup Commercial Mortgage Trust:

Series 2017-MDRB, Class C, 2.606%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	1,000	968,144

Series 2017-MDRC, Class C, 1.406%, (1 mo. USD LIBOR + 1.30%), 7/15/30(1)(2)	1,850	1,803,777

Series 2017-MDRC, Class D, 2.356%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	1,600	1,533,958

COMM Mortgage Trust:

Series 2013-CR11, Class D, 5.12%, 8/10/50(1)(3)	3,603	3,344,708

Series 2015-CR22, Class D, 4.106%, 3/10/48(1)(3)	2,324	2,329,650

Security	Principal Amount (000’s omitted)	Value

COMM Mortgage Trust: (continued)

Credit Suisse Mortgage Trust, Series 2016-NXSR, Class D, 4.393%, 12/15/49(1)(3)	$2,000	$1,596,499

Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:

Series 2019-01, Class M7, 1.809%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	838	839,884

Series 2019-01, Class M10, 3.359%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	905	906,987

Series 2020-01, Class M10, 3.859%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	3,245	3,378,364

JPMBB Commercial Mortgage Securities Trust:

Series 2014-C22, Class D, 4.554%, 9/15/47(1)(3)	1,980	1,460,925

Series 2014-C25, Class D, 3.951%, 11/15/47(1)(3)	3,575	2,839,285

Series 2015-C29, Class D, 3.698%, 5/15/48(3)	500	402,442

JPMorgan Chase Commercial Mortgage Securities Trust:

Series 2011-C5, Class D, 5.425%, 8/15/46(1)(3)	2,454	2,212,187

Series 2013-C16, Class D, 5.023%, 12/15/46(1)(3)	1,500	1,547,505

Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	548,986

Morgan Stanley Bank of America Merrill Lynch Trust:

Series 2016-C29, Class C, 4.748%, 5/15/49(3)(4)	4,199	4,384,209

Series 2016-C29, Class D, 3.00%, 5/15/49(1)(4)	7,048	5,978,543

Series 2016-C32, Class D, 3.396%, 12/15/49(1)(3)(4)	5,000	4,021,165

Morgan Stanley Capital I Trust:

Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(4)	7,150	4,078,146

Series 2019-BPR, Class B, 2.206%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(4)	3,960	3,671,080

Series 2019-BPR, Class C, 3.156%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(4)	1,540	1,325,242

Motel 6 Trust, Series 2017-MTL6, Class E, 3.356%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	664	666,426

Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 2.306%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	3,219	2,858,162

Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(5)	3,160	3,202,843

UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.307%, 4/10/46(1)(3)	2,000	1,514,916

Wells Fargo Commercial Mortgage Trust:

Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,878,496

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,716,864

Series 2016-C36, Class D, 2.942%, 11/15/59(1)	6,000	4,397,435

WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	2,043,220

Total Commercial Mortgage-Backed Securities (identified cost $88,748,548)		$85,024,373

6	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 0.3%
Security	Principal Amount (000’s omitted)	Value

Semiconductors — 0.3%

ams AG, 0.875%, 9/28/22(6)	$2,200	$2,122,604

Total Convertible Bonds (identified cost $2,099,908)		$2,122,604

Corporate Bonds — 37.3%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 1.1%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	$3,202	$3,336,292

5.75%, 4/20/29(1)	812	864,699

Azul Investments LLP, 5.875%, 10/26/24(1)	1,236	1,091,480

Delta Air Lines, Inc., 7.375%, 1/15/26	1,867	2,185,280

		$7,477,751

Automotive & Auto Parts — 0.3%

Tupy Overseas S.A., 4.50%, 2/16/31(1)	$2,300	$2,235,577

		$2,235,577

Banks — 6.3%

Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	$3,531	$3,653,738

Banco Mercantil del Norte S.A./Grand Cayman:	6,225	6,670,461

5.75% to 10/4/26, 10/4/31(1)(7)	745	816,650

7.50% to 6/27/29(1)(7)(8)

Banco Santander S.A., 3.80%, 2/23/28	3,200	3,456,360

BankUnited, Inc., 5.125%, 6/11/30	3,399	3,841,942

Barclays PLC, 6.125% to 12/15/25(7)(8)	3,000	3,279,750

BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33(1)(7)	4,920	5,073,971

BNP Paribas S.A., 4.625% to 2/25/31(1)(7)(8)	914	910,573

Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(7)	2,800	2,900,296

Discover Bank, 4.682% to 8/9/23, 8/9/28(7)	2,040	2,177,527

Macquarie Bank, Ltd., 3.052% to 3/3/31, 3/3/36(1)(7)	3,096	2,968,448

Standard Chartered PLC, 6.00% to 7/26/25(1)(7)(8)	1,869	2,035,061

Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(7)	1,721	1,816,963

UBS Group AG, 4.375% to 2/10/31(1)(7)(8)	866	856,474

Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(7)	1,126	1,069,869

		$41,528,083

Security	Principal Amount (000’s omitted)	Value

Biotechnology — 0.3%

Royalty Pharma PLC, 3.30%, 9/2/40(1)	$2,184	$2,111,335

		$2,111,335

Building Materials — 0.4%

Owens Corning, 3.95%, 8/15/29	$2,300	$2,533,729

		$2,533,729

Chemicals — 0.7%

Alpek SAB de CV:

3.25%, 2/25/31(1)	$1,600	$1,584,624

4.25%, 9/18/29(1)	2,490	2,638,404

		$4,223,028

Commercial Services — 1.7%

Ashtead Capital, Inc.:

4.125%, 8/15/25(1)	$2,765	$2,843,332

4.25%, 11/1/29(1)	2,785	2,992,789

Block Financial, LLC, 3.875%, 8/15/30	2,825	2,917,065

Western Union Co. (The), 6.20%, 11/17/36	2,075	2,565,933

		$11,319,119

Computers — 1.0%

DXC Technology Co., 4.125%, 4/15/25	$3,019	$3,285,481

Seagate HDD Cayman, 5.75%, 12/1/34	2,589	2,941,790

		$6,227,271

Consumer Products — 0.5%

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	$3,015	$3,342,881

		$3,342,881

Diversified Financial Services — 4.7%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	$1,096	$1,278,171

Affiliated Managers Group, Inc., 3.30%, 6/15/30	3,396	3,532,668

Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,992	2,048,025

Alpha Holding S.A. de CV, 9.00%, 2/10/25(1)	3,125	2,281,250

Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	3,500	3,582,197

Brookfield Finance, Inc., 4.70%, 9/20/47	3,240	3,700,586

CI Financial Corp., 3.20%, 12/17/30	912	907,947

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	1,685	1,739,771

7	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)

Stifel Financial Corp., 4.00%, 5/15/30		$4,769	$5,159,711

UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(7)		6,349	7,038,134

			$31,268,460

Diversified Manufacturing — 0.3%

Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR	1,887	$2,063,515

			$2,063,515

Electric Utilities — 1.0%

Engie Energia Chile S.A., 3.40%, 1/28/30(1)		$3,890	$4,033,794

Pacific Gas and Electric Co., 2.50%, 2/1/31		2,955	2,790,445

			$6,824,239

Electrical and Electronic Equipment — 0.3%

Jabil, Inc., 3.00%, 1/15/31		$1,969	$1,957,913

			$1,957,913

Energy — 0.7%

Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)		$4,469	$4,677,953

			$4,677,953

Financial Services — 0.5%

Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)		$3,343	$3,497,752

			$3,497,752

Foods — 0.7%

Smithfield Foods, Inc., 5.20%, 4/1/29(1)		$4,000	$4,593,865

			$4,593,865

Health Care — 0.7%

Centene Corp.:

2.50%, 3/1/31		$1,889	$1,806,394

3.375%, 2/15/30		990	1,000,826

4.25%, 12/15/27		1,705	1,795,580

			$4,602,800

Home Construction — 0.7%

MDC Holdings, Inc., 2.50%, 1/15/31		$5,096	$4,815,720

			$4,815,720

Security	Principal Amount (000’s omitted)	Value

Insurance — 1.1%

Athene Holding, Ltd., 3.50%, 1/15/31	$3,595	$3,698,658

Radian Group, Inc., 4.875%, 3/15/27	3,621	3,820,155

		$7,518,813

Machinery — 1.6%

Flowserve Corp., 3.50%, 10/1/30	$1,366	$1,391,038

nVent Finance S.a.r.l., 4.55%, 4/15/28	6,210	6,583,623

Valmont Industries, Inc., 5.25%, 10/1/54	2,184	2,427,235

		$10,401,896

Media — 1.7%

Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$5,215	$5,607,566

Discovery Communications, LLC, 5.20%, 9/20/47	4,551	5,403,712

		$11,011,278

Miscellaneous Manufacturing — 0.2%

Hexcel Corp., 4.20%, 2/15/27	$1,062	$1,111,947

		$1,111,947

Oil and Gas — 2.4%

Apache Corp., 4.25%, 1/15/30	$2,540	$2,478,849

Gran Tierra Energy, Inc., 7.75%, 5/23/27(1)	1,000	813,000

National Fuel Gas Co., 2.95%, 3/1/31	2,065	1,991,056

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	3,059	3,078,119

NOV, 3.60%, 12/1/29	2,216	2,232,637

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	5,555	5,215,083

		$15,808,744

Pipelines — 0.8%

Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	$4,976	$4,966,892

		$4,966,892

Real Estate Investment Trusts (REITs) — 1.9%

Iron Mountain, Inc.:

4.50%, 2/15/31(1)	$3,801	$3,762,420

5.00%, 7/15/28(1)	503	514,951

Newmark Group, Inc., 6.125%, 11/15/23	5,219	5,738,569

Service Properties Trust, 4.75%, 10/1/26	2,410	2,355,775

		$12,371,715

8	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Retail-Specialty and Apparel — 2.7%

American Assets Trust, L.P., 3.375%, 2/1/31	$3,290	$3,239,544

Macy’s Retail Holdings, LLC., 4.30%, 2/15/43	8,507	6,555,707

Nordstrom, Inc., 5.00%, 1/15/44	8,015	7,795,058

		$17,590,309

Telecommunications — 1.3%

AT&T, Inc.:

3.10%, 2/1/43	$4,000	$3,740,937

3.30%, 2/1/52	2,188	1,974,277

SES GLOBAL Americas Holdings GP, 5.30%, 3/25/44(1)	1,360	1,533,505

SES S.A., 5.30%, 4/4/43(1)	810	896,287

T-Mobile USA, Inc., 2.25%, 2/15/26	449	452,790

		$8,597,796

Thrifts & Mortgage Finance — 1.0%

Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(7)	$6,160	$6,650,742

		$6,650,742

Transportation — 0.7%

A.P. Moller - Maersk A/S, 4.50%, 6/20/29(1)	$4,090	$4,532,414

		$4,532,414

Total Corporate Bonds (identified cost $237,482,882)		$245,863,537

Preferred Stocks — 1.7%
Security	Shares	Value

Real Estate Management & Development — 1.3%

Brookfield Property Partners, L.P.:

Series A, 5.75%	190,000	$4,717,700

Series A2, 6.375%	136,000	3,496,560

		$8,214,260

Wireless Telecommunication Services — 0.4%

United States Cellular Corp., 5.50%	108,000	$2,751,840

		$2,751,840

Total Preferred Stocks (identified cost $10,850,000)		$10,966,100

Senior Floating-Rate Loans — 0.7%(9)
Borrower/Description		Principal Amount (000’s omitted)	Value

Cable and Satellite Television — 0.3%

CSC Holdings, LLC, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 1/15/26		$2,394	$2,365,679

			$2,365,679

Health Care — 0.4%

Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25		$2,400	$2,391,000

			$2,391,000

Total Senior Floating-Rate Loans (identified cost $4,765,488)			$4,756,679

Sovereign Government Bonds — 2.4%
Security		Principal Amount (000’s omitted)	Value

Brazil — 0.4%

Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	14,070	$2,650,069

			$2,650,069

Mexico — 0.7%

Mexican Bonos, 7.75%, 5/29/31	MXN	89,055	$4,647,232

			$4,647,232

Norway — 0.3%

Norway Government Bond, 1.375%, 8/19/30(1)(6)	NOK	19,446	$2,257,258

			$2,257,258

Supranational — 1.0%

European Bank for Reconstruction & Development, 6.45%, 12/13/22	IDR	89,482,200	$6,304,414

			$6,304,414

Total Sovereign Government Bonds (identified cost $16,555,931)			$15,858,973

9	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 3.0%
Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association:

30-Year, 2.00%, TBA(10)	$9,800	$9,778,502

30-Year, 2.50%, TBA(10)	9,600	9,851,624

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $19,735,281)		$19,630,126

U.S. Treasury Obligations — 20.5%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond:

1.125%, 8/15/40	$7,760	$6,312,881

1.375%, 11/15/40	779	662,880

1.375%, 8/15/50	37,414	29,206,304

1.625%, 11/15/50	12,266	10,224,861

U.S. Treasury Inflation-Protected Note:

0.125%, 4/15/25(11)	10,384	11,245,040

0.25%, 1/15/25(11)	5,001	5,434,113

U.S. Treasury Note:

0.125%, 12/31/22	2,677	2,676,111

0.125%, 2/28/23	4,940	4,937,298

0.125%, 12/15/23	1,811	1,803,218

0.25%, 9/30/25	5,645	5,507,072

0.375%, 12/31/25	5,401	5,275,469

0.375%, 9/30/27	3,938	3,706,566

0.625%, 5/15/30	10,345	9,416,375

0.625%, 8/15/30	6,222	5,639,660

0.875%, 11/15/30	7,075	6,544,375

1.125%, 2/28/22	4,886	4,933,401

1.125%, 2/29/28	3,509	3,448,141

1.125%, 2/15/31	9,150	8,646,035

1.25%, 3/31/28	3,434	3,396,697

1.50%, 1/31/22	4,868	4,926,218

1.875%, 2/15/51	1,600	1,420,250

Total U.S. Treasury Obligations (identified cost $145,626,719)		$135,362,965

Short-Term Investments — 5.6%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(12)	36,764,153	$36,764,153

Total Short-Term Investments (identified cost $36,764,153)		$36,764,153

Total Investments — 103.5% (identified cost $688,325,719)		$682,936,315

Other Assets, Less Liabilities — (3.5)%		$(23,260,921)

Net Assets — 100.0%		$659,675,394

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $300,106,412 or 45.5% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2021.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2021.

(4)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 10).

(5)	Step coupon security. Interest rate represents the rate in effect at March 31, 2021.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of these securities is $4,379,862 or 0.7% of the Fund’s net assets.

(7)	Security converts to variable rate after the indicated fixed-rate coupon period.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

10	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

(10)

TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(11)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	81.6%	$557,434,758

United Kingdom	4.0	27,463,416

Mexico	3.5	23,712,592

Australia	1.6	10,592,351

Brazil	1.4	9,559,323

Chile	1.3	8,711,747

Italy	1.0	7,038,134

Cayman Islands	1.0	6,790,886

Supranational	0.9	6,304,414

Canada	0.8	5,421,533

Denmark	0.7	4,532,414

Spain	0.5	3,456,360

Luxembourg	0.4	2,429,792

Norway	0.3	2,257,258

Austria	0.3	2,122,604

Greece	0.3	2,063,515

Ireland	0.2	1,278,171

France	0.1	910,573

Switzerland	0.1	856,474

Total Investments	100.0%	$682,936,315

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	4,685,934	EUR	3,850,568	State Street Bank and Trust Company	5/28/21	$165,470	$—

						$165,470	$—

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation

Interest Rate Futures

U.S. 10-Year Treasury Note	(7)	Short	6/21/21	$(916,562)	$5,894

U.S. 10-Year Ultra-Long Treasury Note	(539)	Short	6/21/21	(77,447,563)	2,718,398

					$2,724,292

11	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Abbreviations:

LIBOR	–	London Interbank Offered Rate

TBA	–	To Be Announced

Currency Abbreviations:

BRL	–	Brazilian Real

EUR	–	Euro

IDR	–	Indonesian Rupiah

MXN	–	Mexican Peso

NOK	–	Norwegian Krone

USD	–	United States Dollar

12	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2021

Unaffiliated investments, at value (identified cost, $626,278,179)	$622,713,777

Affiliated investments, at value (identified cost, $62,047,540)	60,222,538

Deposits for derivatives collateral — financial futures contracts	1,330,350

Interest receivable	3,739,921

Interest and dividends receivable from affiliated investment	77,487

Receivable for investments sold	10,404,492

Receivable for Fund shares sold	1,533,457

Receivable for variation margin on open financial futures contracts	186,983

Receivable for open forward foreign currency exchange contracts	165,470

Tax reclaims receivable	27,412

Receivable from affiliate	2,825

Total assets	$700,404,712

Liabilities

Payable for investments purchased	$18,409,031

Payable for forward commitment securities	19,751,026

Payable for Fund shares redeemed	1,873,266

Distributions payable	8,016

Payable to affiliates:

Investment adviser fee	252,045

Distribution and service fees	64,170

Accrued foreign capital gains taxes	23,650

Accrued expenses	348,114

Total liabilities	$40,729,318

Net Assets	$659,675,394

Sources of Net Assets

Paid-in capital	$661,093,702

Accumulated loss	(1,418,308)

Net Assets	$659,675,394

Class A Shares

Net Assets	$103,805,330

Shares Outstanding	8,546,171

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.15

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$12.76

Class C Shares

Net Assets	$48,982,284

Shares Outstanding	4,034,975

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$12.14

Class I Shares

Net Assets	$506,887,780

Shares Outstanding	41,766,418

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.14

On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2021

Interest (net of foreign taxes, $228)	$11,887,340

Dividends	281,652

Dividends from affiliated investment	20,286

Interest from affiliated investments	79,893

Total investment income	$12,269,171

Expenses

Investment adviser fee	$1,507,527

Distribution and service fees

Class A	132,552

Class C	257,663

Trustees’ fees and expenses	16,532

Custodian fee	84,425

Transfer and dividend disbursing agent fees	221,326

Legal and accounting services	45,041

Printing and postage	29,558

Registration fees	59,506

Miscellaneous	9,952

Total expenses	$2,364,082

Deduct —

Allocation of expenses to affiliate	$332,338

Total expense reductions	$332,338

Net expenses	$2,031,744

Net investment income	$10,237,427

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$4,693,288

Financial futures contracts	2,009,703

Foreign currency transactions	16,398

Forward foreign currency exchange contracts	(112,701)

Net realized gain	$6,606,688

Change in unrealized appreciation (depreciation) —

Investments (including net increase of $23,650 in accrued foreign capital gains taxes)	$11,064,327

Investments — affiliated investments	(14,557)

Financial futures contracts	2,975,397

Foreign currency	7,213

Forward foreign currency exchange contracts	131,654

Net change in unrealized appreciation (depreciation)	$14,164,034

Net realized and unrealized gain	$20,770,722

Net increase in net assets from operations	$31,008,149

14	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

From operations —

Net investment income	$10,237,427	$30,325,927

Net realized gain (loss)	6,606,688	(2,253,411)

Net change in unrealized appreciation (depreciation)	14,164,034	(27,720,493)

Net increase in net assets from operations	$31,008,149	$352,023

Distributions to shareholders —

Class A	$(1,957,109)	$(5,568,953)

Class C	(754,363)	(1,682,983)

Class I	(10,076,296)	(25,149,896)

Total distributions to shareholders	$(12,787,768)	$(32,401,832)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$8,765,253	$75,252,560

Class C	5,145,070	25,929,494

Class I	99,235,085	457,605,711

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,916,937	5,504,624

Class C	752,939	1,647,997

Class I	10,063,952	25,102,517

Cost of shares redeemed

Class A	(49,268,035)	(78,530,159)

Class C	(9,634,561)	(21,860,405)

Class I	(147,589,501)	(549,152,100)

Net asset value of shares converted

Class A	2,913,086	1,954,252

Class C	(2,913,086)	(1,954,252)

Net decrease in net assets from Fund share transactions	$(80,612,861)	$(58,499,761)

Net decrease in net assets	$(62,392,480)	$(90,549,570)

Net Assets

At beginning of period	$722,067,874	$812,617,444

At end of period	$659,675,394	$722,067,874

15	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Financial Highlights

	Class A

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$11.820		$11.990	$11.570	$11.930	$11.630	$11.040

Income (Loss) From Operations

Net investment income(1)	$0.177		$0.395	$0.427	$0.402	$0.367	$0.415

Net realized and unrealized gain (loss)	0.376		(0.143)	0.451	(0.344)	0.319	0.774

Total income from operations	$0.553		$0.252	$0.878	$0.058	$0.686	$1.189

Less Distributions

From net investment income	$(0.187)		$(0.413)	$(0.458)	$(0.409)	$(0.322)	$(0.450)

From net realized gain	(0.036)		(0.009)	—	(0.009)	—	(0.149)

Tax return of capital	—		—	—	—	(0.064)	—

Total distributions	$(0.223)		$(0.422)	$(0.458)	$(0.418)	$(0.386)	$(0.599)

Net asset value — End of period	$12.150		$11.820	$11.990	$11.570	$11.930	$11.630

Total Return(2)(3)	4.69	%(4)	2.21%	7.76%	0.50%	6.01%	11.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$103,805		$136,688	$137,889	$43,503	$33,927	$17,977

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.74	%(5)	0.74%	0.74%	0.74%	0.77%	0.80%

Net investment income	2.94	%(5)	3.38%	3.62%	3.43%	3.13%	3.74%

Portfolio Turnover	43	%(4)(6)	89%	75%	43%	61%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.10%, 0.11%, 0.11%, 0.22%, 0.36% and 0.53% of average daily net assets for the six months ended March 31, 2021 and the years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes the effect of To-Be-Announced (TBA) transactions.

16	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Financial Highlights — continued

	Class C

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$11.820		$11.990	$11.560	$11.920	$11.620	$11.040

Income (Loss) From Operations

Net investment income(1)	$0.131		$0.307	$0.344	$0.313	$0.282	$0.331

Net realized and unrealized gain (loss)	0.366		(0.142)	0.456	(0.343)	0.317	0.765

Total income (loss) from operations	$0.497		$0.165	$0.800	$(0.030)	$0.599	$1.096

Less Distributions

From net investment income	$(0.141)		$(0.326)	$(0.370)	$(0.321)	$(0.249)	$(0.367)

From net realized gain	(0.036)		(0.009)	—	(0.009)	—	(0.149)

Tax return of capital	—		—	—	—	(0.050)	—

Total distributions	$(0.177)		$(0.335)	$(0.370)	$(0.330)	$(0.299)	$(0.516)

Net asset value — End of period	$12.140		$11.820	$11.990	$11.560	$11.920	$11.620

Total Return(2)(3)	4.21	%(4)	1.45%	7.05%	(0.25)%	5.23%	10.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,982		$54,189	$52,001	$20,926	$19,197	$12,574

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.49	%(5)	1.49%	1.49%	1.49%	1.52%	1.55%

Net investment income	2.17	%(5)	2.63%	2.93%	2.67%	2.41%	2.98%

Portfolio Turnover	43	%(4)(6)	89%	75%	43%	61%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.10%, 0.11%, 0.11%, 0.22%, 0.36% and 0.53% of average daily net assets for the six months ended March 31, 2021 and the years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes the effect of To-Be-Announced (TBA) transactions.

17	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Financial Highlights — continued

	Class I

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$11.810		$11.990	$11.560	$11.920	$11.620	$11.040

Income (Loss) From Operations

Net investment income(1)	$0.191		$0.423	$0.457	$0.440	$0.399	$0.442

Net realized and unrealized gain (loss)	0.377		(0.152)	0.460	(0.352)	0.316	0.765

Total income from operations	$0.568		$0.271	$0.917	$0.088	$0.715	$1.207

Less Distributions

From net investment income	$(0.202)		$(0.442)	$(0.487)	$(0.439)	$(0.346)	$(0.478)

From net realized gain	(0.036)		(0.009)	—	(0.009)	—	(0.149)

Tax return of capital	—		—	—	—	(0.069)	—

Total distributions	$(0.238)		$(0.451)	$(0.487)	$(0.448)	$(0.415)	$(0.627)

Net asset value — End of period	$12.140		$11.810	$11.990	$11.560	$11.920	$11.620

Total Return(2)(3)	4.82	%(4)	2.37%	8.12%	0.74%	6.28%	11.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$506,888		$531,191	$622,727	$152,363	$41,563	$6,700

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.49	%(5)	0.49%	0.49%	0.49%	0.52%	0.55%

Net investment income	3.17	%(5)	3.62%	3.89%	3.77%	3.40%	4.00%

Portfolio Turnover	43	%(4)(6)	89%	75%	43%	61%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.10%, 0.11%, 0.11%, 0.22%, 0.36% and 0.53% of average daily net assets for the six months ended March 31, 2021 and the years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes the effect of To-Be-Announced (TBA) transactions.

18	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Core Plus Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

19

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of March 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions

20

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.

L  Interim Financial Statements — The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2020, the Fund had a net capital loss of $4,553,780 attributable to security transactions incurred after October 31, 2019 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2021.

Additionally, at September 30, 2020, the Fund had a late year ordinary loss of $526,113 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$688,386,735

Gross unrealized appreciation	$21,686,530

Gross unrealized depreciation	(24,247,188)

Net unrealized depreciation	$(2,560,658)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Fund’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment advisory fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended March 31, 2021, the Fund’s investment adviser fee amounted to $1,507,527 or 0.45% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.74%, 1.49% and 0.49% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2022. Pursuant to this agreement, BMR was allocated $332,338 of the Fund’s operating expenses for the six months ended March 31, 2021.

EVM, an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, EVM earned $3,722 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,329 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

21

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2021 amounted to $132,552 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2021, the Fund paid or accrued to EVD $193,247 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2021 amounted to $64,416 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2021, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, TBA transactions, and principal repayments on Senior Loans, for the six months ended March 31, 2021 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$69,788,053	$202,380,572

U.S. Government and Agency Securities	209,804,573	117,118,514

	$279,592,626	$319,499,086

22

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

Sales	722,630	6,302,006

Issued to shareholders electing to receive payments of distributions in Fund shares	158,010	472,350

Redemptions	(4,136,897)	(6,877,085)

Converted from Class C shares	241,187	168,107

Net increase (decrease)	(3,015,070)	65,378

Class C	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

Sales	423,893	2,176,977

Issued to shareholders electing to receive payments of distributions in Fund shares	62,106	141,502

Redemptions	(795,729)	(1,901,835)

Converted to Class A shares	(241,219)	(168,167)

Net increase (decrease)	(550,949)	248,477

Class I	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

Sales	8,180,739	38,844,043

Issued to shareholders electing to receive payments of distributions in Fund shares	830,018	2,151,884

Redemptions	(12,210,302)	(47,985,690)

Net decrease	(3,199,545)	(6,989,763)

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2021 is included in the Portfolio of Investments. At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Interest Rate Risk: The Fund enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

23

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2021, the Fund had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2021 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Interest Rate	Futures contracts	$2,724,292	(1)	$—

Foreign Exchange	Forward foreign currency exchange contracts	165,470	(2)	—

Total		$2,889,762		$—

Derivatives not subject to master netting or similar agreements		$2,724,292		$—

Total Derivatives subject to master netting or similar agreements		$165,470		$—

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of March 31, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$165,470	$—	$—	$—	$165,470

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

24

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2021 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income (1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Interest Rate	Futures contracts	$2,009,703	$2,975,397

Foreign Exchange	Forward foreign currency exchange contracts	(112,701)	131,654

Total		$1,897,002	$3,107,051

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$20,136,000	$82,569,000	$5,796,000

*	The average notional amount of forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2021.

25

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Issuers and Funds

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $60,222,538, which represents 9.1% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended March 31, 2021 were as follows:

Name of affiliated security/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period

Commercial Mortgage-Backed Securities

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2016-C29, Class C, 4.748%, 5/15/49(1)	$—	$—	$—	$—	$(54,695)	$4,384,209	$16,622	$4,198,800

Series 2016-C29, Class D, 3.00%, 5/15/49(1)	—	—	—	—	(55,533)	5,978,543	17,619	7,047,635

Series 2016-C32, Class D, 3.396%, 12/15/49(1)	—	—	—	—	107,760	4,021,165	14,150	5,000,000

Morgan Stanley Capital I Trust

Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	—	—	—	—	(25,263)	4,078,146	19,734	7,150,000

Series 2019-BPR, Class B, 2.206%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)	—	—	—	—	7,669	3,671,080	7,566	3,960,000

Series 2019-BPR, Class C, 3.156%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)	—	—	—	—	5,505	1,325,242	4,202	1,540,000

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	18,277,199	179,335,948	(160,848,994)	—	—	36,764,153	20,286	36,764,153

				$—	$(14,557)	$60,222,538	$100,179

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 3).

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$101,773,709	$—	$101,773,709

Collateralized Mortgage Obligations	—	24,813,096	—	24,813,096

Commercial Mortgage-Backed Securities	—	85,024,373	—	85,024,373

Convertible Bonds	—	2,122,604	—	2,122,604

Corporate Bonds	—	245,863,537	—	245,863,537

Preferred Stocks	10,966,100	—	—	10,966,100

Senior Floating-Rate Loans	—	4,756,679	—	4,756,679

Sovereign Government Bonds	—	15,858,973	—	15,858,973

U.S. Government Agency Mortgage-Backed Securities	—	19,630,126	—	19,630,126

U.S. Treasury Obligations	—	135,362,965	—	135,362,965

Short-Term Investments	—	36,764,153	—	36,764,153

Total Investments	$10,966,100	$671,970,215	$—	$682,936,315

Forward Foreign Currency Exchange Contracts	$—	$165,470	$—	$165,470

Futures Contracts	2,724,292	—	—	2,724,292

Total	$13,690,392	$672,135,685	$—	$685,826,077

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2021 is not presented.

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

27

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Core Plus Bond Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)
For	Against	Abstain(2)	Broker Non-Votes(2)

30,479,106.206	691,623.495	2,099,096.513	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

28

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Core Plus Bond Fund.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Core Plus Bond Fund	Boston Management and Research	None

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

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Eaton Vance

Core Plus Bond Fund

March 31, 2021

Board of Trustees’ Contract Approval — continued

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

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Eaton Vance

Core Plus Bond Fund

March 31, 2021

Board of Trustees’ Contract Approval — continued

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

31

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Board of Trustees’ Contract Approval — continued

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any

32

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Board of Trustees’ Contract Approval — continued

undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

33

Eaton Vance

Core Plus Bond Fund

March 31, 2021

Officers and Trustees

Officers of Eaton Vance Core Plus Bond Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Core Plus Bond Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

34

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

35

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

36

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7768    3.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 24, 2021